UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-22887

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos ETF Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., c/o Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	July 31, 2025

DATE OF REPORTING PERIOD:	August 1, 2024 through January 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Calamos Alternative Nasdaq & Bond ETF CANQ

Calamos Antetokounmpo Global Sustainable Equities ETF SROI

Calamos Bitcoin Structured Alt Protection ETF® – January CBOJ

Calamos Russell 2000® Structured Alt Protection ETF® – January CPRY

Calamos Russell 2000® Structured Alt Protection ETF® – October CPRO

Calamos CEF Income & Arbitrage ETF CCEF

Calamos Convertible Equity Alternative ETF CVRT

Calamos Laddered S&P 500® Structured Alt Protection ETF® CPSL

Calamos Nasdaq – 100® Structured Alt Protection ETF® – December CPNQ

Calamos Nasdaq – 100® Structured Alt Protection ETF® – September CPNS

Calamos Nasdaq – 100® Structured Alt Protection ETF® – June CPNJ

Calamos Russell 2000® Structured Alt Protection ETF® – July CPRJ

Calamos S&P 500® Structured Alt Protection ETF® – August CPSA

Calamos S&P 500® Structured Alt Protection ETF® – December CPSD

Calamos S&P 500® Structured Alt Protection ETF® – January CPSY

Calamos S&P 500® Structured Alt Protection ETF® – November CPSN

Calamos S&P 500® Structured Alt Protection ETF® – October CPSO

Calamos S&P 500® Structured Alt Protection ETF® – September CPST

Calamos S&P 500® Structured Alt Protection ETF® – July CPSJ

Calamos S&P 500® Structured Alt Protection ETF® – May CPSM

Calamos Alternative Nasdaq & Bond ETF

CANQ: Nasdaq

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Alternative Nasdaq & Bond ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,746,025	27	10%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of fixed-income-oriented securities and Nasdaq-100®-oriented options with the intent to participate in the performance of Nasdaq-100® securities while potentially offering better downside protection.

Asset allocation and top 10 holdings exclude, if any, cash and equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	86.8
Purchased Options	11.9
TOP 10 HOLDINGS	% OF NET ASSETS
Franklin Senior Loan ETF	22.5
Simplify MBS ETF	20.4
SPDR Portfolio High Yield Bond ETF	16.0
Vanguard Emerging Markets Government Bond ETF	15.9
Janus Henderson AAA CLO ETF	8.0
Schwab 1-5 Year Corporate Bond ETF	2.1
Costco Wholesale Corp., 06/20/25	1.6
Netflix, Inc., 09/26/25	1.5
Meta Platforms, Inc., 03/21/25	1.1
Broadcom, Inc., 06/20/25	1.0

www.calamos.com

Calamos Alternative Nasdaq & Bond ETF

CANQ: Nasdaq

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CANQTSRS  25

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,497,369	108	8%

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and proprietary sustainable process to evaluate and select what we deem to be high-quality growth companies around the globe that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.7
Industrials	14.6
Financials	14.4
Health Care	11.6
Consumer Discretionary	10.6
Consumer Staples	6.6
Communication Services	6.5
Materials	5.0
Utilities	3.0
Real Estate	1.1
TOP 10 HOLDINGS	% OF NET ASSETS
Alphabet, Inc. - Class A	5.3
Microsoft Corp.	4.6
Apple, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - Class ADR	3.1
NVIDIA Corp.	3.1
SAP, SE	2.4
Visa, Inc. - Class A	1.7
Broadcom, Inc.	1.7
TJX Companies, Inc.	1.6
Costco Wholesale Corp.	1.6

www.calamos.com

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | SROITSRS  25

Calamos Bitcoin Structured Alt Protection ETF® – January

CBOJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – January for the period of January 22, 2025 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$2Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$41,228,756	3	0%

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while protecting against 100% of losses over a predetermined one-year outcome period (before fees and expenses) that is reset annually. The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee return of principal (before fees). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	96.0
Long Call Option	24.4
Short Call Option	(20.5)

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF® – January

CBOJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOJTSRS  25

Calamos Russell 2000® Structured Alt Protection ETF® – January

CPRY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – January for the period of January 2, 2025 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$6Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$36,972,519	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial 1-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.6
Long Put Option	5.4
Short Call Option	(6.2)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® – January

CPRY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRYTSRS  25

Calamos Russell 2000® Structured Alt Protection ETF® – October

CPRO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – October for the period of October 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$23Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,538,858	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial 1-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.6
Long Put Option	4.5
Short Call Option	(5.2)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® – October

CPRO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPROTSRS  25

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$18,589,817	44	39%

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver high current income and long-term capital appreciation by investing in income-producing closed-end funds trading at attractive discounts, which commonly offer attractive yields.

Fund Categories and top 10 holdings exclude, if any, cash or cash equivalents.

FUND CATEGORIES	% OF NET ASSETS
Sector Equity	24.3
Taxable Bond	23.1
Allocation	17.7
Nontraditional Equity	11.7
International Equity	10.7
U.S. Equity	7.8
Municipal Bond	3.1
TOP 10 HOLDINGS	% OF NET ASSETS
Kayne Anderson Energy Infrastructure Fund	4.2
Bexil Investment Trust	4.0
John Hancock Premium Dividend Fund	3.9
ClearBridge Energy Midstream Opportunity Fund, Inc.	3.5
BlackRock Enhanced Large Cap Core Fund, Inc.	3.5
India Fund, Inc.	3.4
Nuveen Credit Strategies Income Fund	3.4
John Hancock Tax-Advantaged Dividend Income Fund	3.1
Royce Small-Cap Trust, Inc.	3.0
Allspring Multi-Sector Income Fund	2.9

www.calamos.com

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CCEFTSRS  25

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$12,572,604	77	85%

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver total returns through capital appreciation and current income by investing primarily in a portfolio of US convertible securities exhibiting a high level of equity sensitivity.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.0
Industrials	16.5
Utilities	11.4
Consumer Discretionary	10.4
Financials	7.8
Health Care	6.1
Communication Services	5.0
Real Estate	3.0
Materials	2.9
Consumer Staples	1.7
Energy	1.4
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Co., 6.000%, 10/15/27	7.5
MicroStrategy, Inc., 0.875%, 03/15/31	3.0
Carnival Corp., 5.750%, 12/01/27	2.8
Apollo Global Management, Inc., 6.750%, 07/31/26	2.8
MicroStrategy, Inc., 0.625%, 09/15/28	2.5
Seagate HDD Cayman, 3.500%, 06/01/28	2.3
Rocket Lab USA, Inc., 4.250%, 02/01/29	2.3
Hewlett Packard Enterprise Company, 7.625%, 09/01/27	2.2
Western Digital Corp., 3.000%, 11/15/28	2.1
Liberty Media Corp., 2.375%, 09/30/53	2.1

www.calamos.com

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CVRTTSRS  25

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of September 9, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$4Footnote Reference**	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$47,003,794	8	73%

WHAT DID THE FUND INVEST IN?

The Fund systematically provides laddered exposure to a portfolio of Calamos S&P 500® Structured Alt Protection ETFs, which are designed to deliver 100% protection with market upside (to a cap) over a one-year outcome period. The portfolio maintains equally weighted and laddered exposure to minimize timing risk, provide diversification of cap rates, and offer a “single ticker solution” to financial advisors. The Fund will ultimately hold 12 of the underlying ETFs in equal allocations.

TOP HOLDINGS	% OF NET ASSETS
Calamos S&P 500 Structured Alt Protection ETF - November	12.5
Calamos S&P 500 Structured Alt Protection ETF - July	12.5
Calamos S&P 500 Structured Alt Protection ETF - August	12.5
Calamos S&P 500 Structured Alt Protection ETF - May	12.5
Calamos S&P 500 Structured Alt Protection ETF - October	12.5
Calamos S&P 500 Structured Alt Protection ETF - September	12.5
Calamos S&P 500 Structured Alt Protection ETF - January	12.5
Calamos S&P 500 Structured Alt Protection ETF - December	12.5

www.calamos.com

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSLTSRS  25

Calamos Nasdaq – 100® Structured Alt Protection ETF® – December

CPNQ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – December for the period of December 2, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$11Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,198,832	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial 1-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ®), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.7
Long Put Option	5.1
Short Call Option	(6.0)

www.calamos.com

Calamos Nasdaq – 100® Structured Alt Protection ETF® – December

CPNQ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNQTSRS  25

Calamos Nasdaq – 100® Structured Alt Protection ETF® – September

CPNS: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – September for the period of September 3, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$29Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,478,959	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial 1-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ®), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.9
Long Put Option	2.7
Short Call Option	(8.6)

www.calamos.com

Calamos Nasdaq – 100® Structured Alt Protection ETF® – September

CPNS: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNSTSRS  25

Calamos Nasdaq – 100® Structured Alt Protection ETF® – June

CPNJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – June for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,602,805	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial 1-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ®), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	107.8
Long Put Option	1.1
Short Call Option	(9.2)

www.calamos.com

Calamos Nasdaq – 100® Structured Alt Protection ETF® – June

CPNJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNJTSRS  25

Calamos Russell 2000® Structured Alt Protection ETF® – July

CPRJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – July for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$50,960,817	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial 1-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.8
Long Put Option	1.7
Short Call Option	(6.5)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® – July

CPRJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRJTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – August

CPSA: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – August for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$41,768,104	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.9
Long Put Option	1.7
Short Call Option	(5.7)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – August

CPSA: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSATSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – December

CPSD: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – December for the period of December 2, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$11Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$45,094,341	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period. (European).

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.2
Long Put Option	4.3
Short Call Option	(2.7)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – December

CPSD: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSDTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – January

CPSY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – January for the period of January 2, 2025 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$6Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$18,981,575	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.8
Long Put Option	3.9
Short Call Option	(4.9)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – January

CPSY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSYTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – November

CPSN: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – November for the period of November 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$17Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,437,543	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.1
Long Put Option	2.9
Short Call Option	(6.1)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – November

CPSN: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSNTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – October

CPSO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – October for the period of October 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$23Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$21,210,010	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	102.4
Long Put Option	2.8
Short Call Option	(5.3)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – October

CPSO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSOTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – September

CPST: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – September for the period of September 3, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$29Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$28,737,151	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.2
Long Put Option	2.2
Short Call Option	(5.4)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – September

CPST: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSTTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – July

CPSJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – July for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$37,937,108	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.1
Long Put Option	1.2
Short Call Option	(5.4)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – July

CPSJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSJTSRS  25

Calamos S&P 500® Structured Alt Protection ETF® – May

CPSM: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – May for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$66,724,715	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX®Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the initial one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.5
Long Put Option	0.3
Short Call Option	(10.9)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® – May

CPSM: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSMTSRS  25

Item 2: Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3: Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4: Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5: Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TIMELY INFORMATION INSIDE

ETF Family of Funds

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION JANUARY 31, 2025

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, including fund prospectuses and other shareholder materials.

TABLE OF CONTENTS

The Funds	1
Disclaimers	2
Statements of Assets and Liabilities	3
Statements of Operations	7
Statements of Changes In Net Assets	11
Financial Highlights	18
Schedules of Investments	38
Notes to Financial Statements	62
Report of Independent Registered Public Accounting Firm	79
Statement Regarding Basis for Approval of Investment Advisory Contract	83

The Funds

Fund	Ticker
Calamos Antetokounmpo Global Sustainable Equities ETF	SROI
Calamos Convertible Equity Alternative ETF	CVRT
Calamos CEF Income & Arbitrage ETF	CCEF
Calamos Alternative Nasdaq® & Bond ETF	CANQ
Calamos Laddered S&P 500® Structured Alt Protection ETF®	CPSL
Calamos S&P 500® Structured Alt Protection ETF®—January	CPSY
Calamos S&P 500® Structured Alt Protection ETF®—May	CPSM
Calamos S&P 500® Structured Alt Protection ETF®—July	CPSJ
Calamos S&P 500® Structured Alt Protection ETF®—August	CPSA
Calamos S&P 500® Structured Alt Protection ETF®—September	CPST
Calamos S&P 500® Structured Alt Protection ETF®—October	CPSO
Calamos S&P 500® Structured Alt Protection ETF®—November	CPSN
Calamos S&P 500® Structured Alt Protection ETF®—December	CPSD
Calamos Nasdaq-100® Structured Alt Protection ETF®—June	CPNJ
Calamos Nasdaq-100® Structured Alt Protection ETF®—September	CPNS
Calamos Nasdaq-100® Structured Alt Protection ETF®—December	CPNQ
Calamos Russell 2000® Structured Alt Protection ETF®—January	CPRY
Calamos Russell 2000® Structured Alt Protection ETF®—July	CPRJ
Calamos Russell 2000® Structured Alt Protection ETF®—October	CPRO
Calamos Bitcoin Structured Alt Protection ETF®—January	CBOJ

www.calamos.com

Disclaimers

S&P:

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Calamos S&P 500 Structured Alt Protection ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® to track general market performance. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Calamos or the owners of the Fund into consideration in determining, composing or calculating the S&P 500®. S&P Dow Jones is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Nasdaq:

Nasdaq®; Nasdaq-100® and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Russell:

The Calamos Russell 2000® Structured Alt Protection ETFs have been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the "Index") vest in the relevant LSE Group company which owns the Index. The Russell 2000® Index is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities January 31, 2025 (Unaudited)

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF		CONVERTIBLE EQUITY ALTERNATIVE ETF	CEF INCOME & ARBITRAGE ETF	ALTERNATIVE NASDAQ® & BOND ETF	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
ASSETS
Investments in securities, at cost	$11,131,339		$12,525,525	$17,468,625	$5,677,362	$—
Investments in affiliated funds, at cost	—		—	—	—	46,435,935
Investment in securities, at value*	$13,381,790		$14,387,243	$18,283,193	$5,670,334	$—
Investments in affiliated funds, at value	—		—	—	—	46,980,497
Cash with custodian	137,387		98,621	282,091	77,840	30,529
Foreign currency (cost $151)	152		—	—	—	—
Receivables:
Investments sold	117,042		902,626	—	—	—
Accrued interest and dividends	12,018		35,312	36,014	—	—
Total assets	13,648,389		15,423,802	18,601,298	5,748,174	47,011,026
LIABILITIES
Collateral for securities loaned	—		1,862,749	—	—	—
Payables:
Investments purchased	135,914		981,884	—	—	—
Affiliates:
Investment advisory fees	10,716		6,565	11,481	2,149	7,232
Other accounts payable and accrued liabilities	4,390		—	—	—	—
Total liabilities	151,020		2,851,198	11,481	2,149	7,232
NET ASSETS	$13,497,369		$12,572,604	$18,589,817	$5,746,025	$47,003,794
COMPOSITION OF NET ASSETS
Paid in capital	$11,322,221		$11,133,071	$17,188,292	$5,493,125	$46,184,571
Accumulated distributable earnings	2,175,148	(a)	1,439,533	1,401,525	252,900	819,223
NET ASSETS	$13,497,369		$12,572,604	$18,589,817	$5,746,025	$47,003,794
Shares outstanding (no par value; unlimited number of shares authorized)	454,000		400,001	650,001	200,001	1,825,001
Net asset value per share	$29.73		$31.43	$28.60	$28.73	$25.76
* Includes securities on loan	$—		$1,806,414	$—	$—	$—

(a)  Net of deferred foreign capital gains tax of $(4,390).

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities January 31, 2025 (Unaudited)

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
ASSETS
Investments in securities, at cost	$19,583,610	$66,639,273	$37,457,493	$41,427,009	$28,740,976
Investment in securities, at value	$19,871,385	$73,959,236	$39,964,657	$44,101,750	$30,296,088
Cash with custodian	50,004	—	38,836	50,045	37,593
Receivables:
Investments sold	—	241,984	—	60,825	—
Total assets	19,921,389	74,201,220	40,003,493	44,212,620	30,333,681
LIABILITIES
Due to custodian bank	—	43,528	—	—	—
Options written, at value (premium $805,330, $2,425,393, $1,188,957, $1,046,004 and $847,418)	931,002	7,287,079	2,044,255	2,369,300	1,562,649
Payables:
Investments purchased	—	24,738	—	3,270	—
Affiliates:
Investment advisory fees	8,812	121,160	22,130	71,946	33,881
Total liabilities	939,814	7,476,505	2,066,385	2,444,516	1,596,530
NET ASSETS	$18,981,575	$66,724,715	$37,937,108	$41,768,104	$28,737,151
COMPOSITION OF NET ASSETS
Paid in capital	$18,829,408	$61,885,070	$36,183,659	$39,868,069	$27,898,256
Accumulated distributable earnings	152,167	4,839,645	1,753,449	1,900,035	838,895
NET ASSETS	$18,981,575	$66,724,715	$37,937,108	$41,768,104	$28,737,151
Shares outstanding (no par value; unlimited number of shares authorized)	800,001	2,475,001	1,500,001	1,650,001	1,125,001
Net asset value per share	$23.73	$26.96	$25.29	$25.31	$25.54

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities January 31, 2025 (Unaudited)

	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
ASSETS
Investments in securities, at cost	$21,831,722	$21,060,534	$45,961,630	$35,571,536	$30,787,796
Investment in securities, at value	$22,322,657	$21,654,245	$46,220,056	$37,668,060	$32,007,752
Cash with custodian	28,325	55,063	127,232	158,778	56,351
Receivables:
Investments sold	1,352,888	—	—	—	2,087,462
Total assets	23,703,870	21,709,308	46,347,288	37,826,838	34,151,565
LIABILITIES
Options written, at value (premium $834,790, $930,831, $1,389,070, $1,670,994 and $1,215,643)	1,125,649	1,238,557	1,213,170	3,180,498	2,533,270
Payables:
Investments purchased	68,221	—	—	—	165,213
Funds shares redeemed	1,285,446	—	—	—	1,922,525
Affiliates:
Investment advisory fees	14,544	33,208	39,777	43,535	51,598
Total liabilities	2,493,860	1,271,765	1,252,947	3,224,033	4,672,606
NET ASSETS	$21,210,010	$20,437,543	$45,094,341	$34,602,805	$29,478,959
COMPOSITION OF NET ASSETS
Paid in capital	$20,774,222	$20,082,109	$44,702,042	$31,855,661	$28,023,139
Accumulated distributable earnings	435,788	355,434	392,299	2,747,144	1,455,820
NET ASSETS	$21,210,010	$20,437,543	$45,094,341	$34,602,805	$29,478,959
Shares outstanding (no par value; unlimited number of shares authorized)	825,001	800,001	1,850,001	1,375,001	1,150,001
Net asset value per share	$25.71	$25.55	$24.38	$25.17	$25.63

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities January 31, 2025 (Unaudited)

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY
ASSETS
Investments in securities, at cost	$35,685,756	$38,486,336	$50,406,357	$30,754,696	$50,671,884
Investment in securities, at value	$36,180,458	$39,183,169	$54,270,072	$31,054,849	$49,638,162
Cash with custodian	82,841	91,954	19,082	24,663	31,931
Total assets	36,263,299	39,275,123	54,289,154	31,079,512	49,670,093
LIABILITIES
Options written, at value (premium $1,886,964, $1,987,496, $2,034,960, $1,570,996 and $9,416,691)	2,042,326	2,288,372	3,298,062	1,523,202	8,434,863
Payables:
Affiliates:
Investment advisory fees	22,141	14,232	30,275	17,452	6,474
Total liabilities	2,064,467	2,302,604	3,328,337	1,540,654	8,441,337
NET ASSETS	$34,198,832	$36,972,519	$50,960,817	$29,538,858	$41,228,756
COMPOSITION OF NET ASSETS
Paid in capital	$33,830,513	$36,598,234	$47,859,137	$29,072,956	$41,253,597
Accumulated distributable earnings	368,319	374,285	3,101,680	465,902	(24,841)
NET ASSETS	$34,198,832	$36,972,519	$50,960,817	$29,538,858	$41,228,756
Shares outstanding (no par value; unlimited number of shares authorized)	1,375,001	1,475,001	1,975,001	1,175,001	1,650,001
Net asset value per share	$24.87	$25.07	$25.80	$25.14	$24.99

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months or Period Ended January 31, 2025 (Unaudited)

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF	CONVERTIBLE EQUITY ALTERNATIVE ETF	CEF INCOME & ARBITRAGE ETF	ALTERNATIVE NASDAQ® & BOND ETF	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®(a)
INVESTMENT INCOME
Interest	$4,692	$58,302	$4,808	$795	$5,098
(Amortization)/accretion of investment securities	—	(634,819)	—	—	—
Net interest	4,692	(576,517)	4,808	795	5,098
Dividends	79,442	56,190	718,959	49,328	—
Dividend taxes withheld	(7,468)	—	—	—	—
Securities lending income, net of rebates received or paid to borrowers	—	2,727	—	—	—
Total investment income (loss)	76,666	(517,600)	723,767	50,123	5,098
EXPENSES
Investment advisory fees	60,732	35,918	60,163	7,427	12,259
Total expenses	60,732	35,918	60,163	7,427	12,259
NET INVESTMENT INCOME (LOSS)	15,934	(553,518)	663,604	42,696	(7,161)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,642 (b)	987,269	356,533	(1,399)	—
In-kind redemptions	—	—	78,822	129,920	—
Affiliated funds	—	—	—	—	281,822
Purchased options	—	—	—	128,598	—
Foreign currency transactions	(495)	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	302,048 (c)	1,078,496	104,125	(36,284)	—
Affiliated funds	—	—	—	—	544,562
Purchased options	—	—	—	(29,050)	—
Foreign currency translations	(110)	—	—	—	—
NET GAIN (LOSS)	310,085	2,065,765	539,480	191,785	826,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$326,019	$1,512,247	$1,203,084	$234,481	$819,223

(a)  Calamos Laddered S&P 500® Structured Alt Protection ETF® commenced operations on September 9, 2024.

(b)  Net of foreign capital gains tax of $32.

(c)  Net of change of $2,052 in deferred capital gains tax.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months or Period Ended January 31, 2025 (Unaudited)

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY(d)	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST(e)	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER(f)
INVESTMENT INCOME
Interest	$431	$5,739	$1,116	$2,014	$734
Total investment income (loss)	431	5,739	1,116	2,014	734
EXPENSES
Investment advisory fees	8,812	253,724	124,424	141,629	77,029
Total expenses	8,812	253,724	124,424	141,629	77,029
NET INVESTMENT INCOME (LOSS)	(8,381)	(247,985)	(123,308)	(139,615)	(76,295)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	—	2,706,323	234,503	697,828	77,759
Purchased options	(1,022)	(50,396)	(4,534)	(6,137)	(1,617)
Written options	(533)	(26,574)	(2,414)	(3,700)	(833)
Change in net unrealized appreciation/(depreciation) on:
Purchased options	287,775	1,248,694	2,256,454	2,674,741	1,555,112
Written options	(125,672)	(1,251,690)	(872,645)	(1,323,296)	(715,231)
NET GAIN (LOSS)	160,548	2,626,357	1,611,364	2,039,436	915,190
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,167	$2,378,372	$1,488,056	$1,899,821	$838,895

(d)  Calamos S&P 500® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(e)  Calamos S&P 500® Structured Alt Protection ETF®—August commenced operations on August 1, 2024.

(f)  Calamos S&P 500® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months or Period Ended January 31, 2025 (Unaudited)

	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER(g)	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER(h)	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER(i)	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER(j)
INVESTMENT INCOME
Interest	$849	$596	$1,321	$7,347	$1,054
Total investment income (loss)	849	596	1,321	7,347	1,054
EXPENSES
Investment advisory fees	58,388	33,208	39,777	160,188	118,774
Total expenses	58,388	33,208	39,777	160,188	118,774
NET INVESTMENT INCOME (LOSS)	(57,539)	(32,612)	(38,456)	(152,841)	(117,720)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	295,765	103,987	—	2,313,155	1,676,332
Purchased options	(1,653)	(1,264)	(2,355)	(103)	(3,366)
Written options	(861)	(662)	(1,216)	(87)	(1,755)
Change in net unrealized appreciation/(depreciation) on:
Purchased options	490,935	593,711	258,426	1,358,137	1,219,956
Written options	(290,859)	(307,726)	175,900	(1,396,105)	(1,317,627)
NET GAIN (LOSS)	493,327	388,046	430,755	2,274,997	1,573,540
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$435,788	$355,434	$392,299	$2,122,156	$1,455,820

(g)  Calamos S&P 500® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

(h)  Calamos S&P 500® Structured Alt Protection ETF®—November commenced operations on November 1, 2024.

(i)  Calamos S&P 500® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(j)  Calamos Nasdaq-100® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months or Period Ended January 31, 2025 (Unaudited)

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER(k)	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY(l)	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER(m)	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY(n)
INVESTMENT INCOME
Interest	$353	$528	$1,365	$759	$125
(Amortization)/accretion of investment securities	—	—	—	—	37,784
Net interest	353	528	1,365	759	37,909
Total investment income (loss)	353	528	1,365	759	37,909
EXPENSES
Investment advisory fees	22,141	14,232	192,227	63,762	6,474
Total expenses	22,141	14,232	192,227	63,762	6,474
NET INVESTMENT INCOME (LOSS)	(21,788)	(13,704)	(190,862)	(63,003)	31,435
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	54,092	—	709,237	187,718	—
Purchased options	(2,180)	(5,275)	(2,508)	(4,474)	(2,191)
Written options	(1,145)	(2,693)	(1,942)	(2,286)	(2,191)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	—	—	—	—	19,302
Purchased options	494,702	696,833	(870,937)	300,153	(1,053,024)
Written options	(155,362)	(300,876)	1,996,339	47,794	981,828
NET GAIN (LOSS)	390,107	387,989	1,830,189	528,905	(56,276)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$368,319	$374,285	$1,639,327	$465,902	$(24,841)

(k)  Calamos Nasdaq-100® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(l)  Calamos Russell 2000® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(m)  Calamos Russell 2000® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

(n)  Calamos Bitcoin Structured Alt Protection ETF®—January commenced operations on January 22, 2025.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF		CONVERTIBLE EQUITY ALTERNATIVE ETF		CEF INCOME & ARBITRAGE ETF
	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024(a)	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024(b)
OPERATIONS
Net investment income (loss)	$15,934	$109,767	$(553,518)	$(1,115,034)	$663,604	$330,457
Net realized gain (loss)	8,147	(35,864)	987,269	1,838,056	435,355	57,579
Change in unrealized appreciation/(depreciation)	301,938	1,069,023	1,078,496	783,222	104,125	710,443
Net increase (decrease) in net assets resulting from operations	326,019	1,142,926	1,512,247	1,506,244	1,203,084	1,098,479
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(89,738)	(100,956)	(70,560)	(142,447)	(620,797)	(252,902)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	1,476,592	—	2,916,772	17,917,543	5,595,457	12,924,470
Redeemed	—	—	—	(11,067,195)	(715,428)	(642,546)
Net increase (decrease) in net assets from capital stock transactions	1,476,592	—	2,916,772	6,850,348	4,880,029	12,281,924
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,712,873	1,041,970	4,358,459	8,214,145	5,462,316	13,127,501
NET ASSETS
Beginning of period	$11,784,496	$10,742,526	$8,214,145	$—	$13,127,501	$—
End of period	$13,497,369	$11,784,496	$12,572,604	$8,214,145	$18,589,817	$13,127,501
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	404,000	404,000	300,001	—	475,001	—
Shares issued	50,000	—	100,000	700,001	200,000	500,001
Shares redeemed	—	—	—	(400,000)	(25,000)	(25,000)
Net increase (decrease) in capital shares outstanding	50,000	—	100,000	300,001	175,000	475,001
Shares outstanding, end of period	454,000	404,000	400,001	300,001	650,001	475,001

(a)  Calamos Convertible Equity Alternative ETF commenced operations on October 4, 2023.

(b)  Calamos CEF Income & Arbitrage ETF commenced operations on January 16, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	ALTERNATIVE NASDAQ® & BOND ETF		LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®	S&P 500® STRUCTURED ALT PROTECTION ETF®— JANUARY
	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024(c)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(d)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(e)
OPERATIONS
Net investment income (loss)	$42,696	$27,963	$(7,161)	$(8,381)
Net realized gain (loss)	257,119	(637)	281,822	(1,555)
Change in unrealized appreciation/(depreciation)	(65,334)	58,306	544,562	162,103
Net increase (decrease) in net assets resulting from operations	234,481	85,632	819,223	152,167
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(45,648)	(21,565)	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	5,602,689	1,242,791	65,958,899	18,829,408
Redeemed	(1,352,355)	—	(19,774,328)	—
Net increase (decrease) in net assets from capital stock transactions	4,250,334	1,242,791	46,184,571	18,829,408
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,439,167	1,306,858	47,003,794	18,981,575
NET ASSETS
Beginning of period	$1,306,858	$—	$—	$—
End of period	$5,746,025	$1,306,858	$47,003,794	$18,981,575
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	50,001	—	—	—
Shares issued	200,000	50,001	2,600,001	800,001
Shares redeemed	(50,000)	—	(775,000)	—
Net increase (decrease) in capital shares outstanding	150,000	50,001	1,825,001	800,001
Shares outstanding, end of period	200,001	50,001	1,825,001	800,001

(c)  Calamos Alternative Nasdaq® & Bond ETF commenced operations on February 13, 2024.

(d)  Calamos Laddered S&P 500® Structured Alt Protection ETF® commenced operations on September 9, 2024

(e)  Calamos S&P 500® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY		S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY		S&P 500® STRUCTURED ALT PROTECTION ETF®— AUGUST
	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024(f)	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024(g)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(h)
OPERATIONS
Net investment income (loss)	$(247,985)	$(167,575)	$(123,308)	$(13,756)	$(139,615)
Net realized gain (loss)	2,629,353	1,068,992	227,555	(2,664)	687,991
Change in unrealized appreciation/(depreciation)	(2,996)	2,461,273	1,383,809	268,057	1,351,445
Net increase (decrease) in net assets resulting from operations	2,378,372	3,362,690	1,488,056	251,637	1,899,821
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	9,167,973	117,361,737	9,772,407	30,096,744	47,340,559
Redeemed	(52,624,943)	(12,921,114)	(3,671,736)	—	(7,472,276)
Net increase (decrease) in net assets from capital stock transactions	(43,456,970)	104,440,623	6,100,671	30,096,744	39,868,283
TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,078,598)	107,803,313	7,588,727	30,348,381	41,768,104
NET ASSETS
Beginning of period	$107,803,313	$—	$30,348,381	$—	$—
End of period	$66,724,715	$107,803,313	$37,937,108	$30,348,381	$41,768,104
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	4,150,001	—	1,250,001	—	—
Shares issued	350,000	4,650,001	400,000	1,250,001	1,950,001
Shares redeemed	(2,025,000)	(500,000)	(150,000)	—	(300,000)
Net increase (decrease) in capital shares outstanding	(1,675,000)	4,150,001	250,000	1,250,001	1,650,001
Shares outstanding, end of period	2,475,001	4,150,001	1,500,001	1,250,001	1,650,001

(f)  Calamos S&P 500® Structured Alt Protection ETF®—May commenced operations on May 1,2024.

(g)  Calamos S&P 500® Structured Alt Protection ETF®—July commenced operations on July 1, 2024.

(h)  Calamos S&P 500® Structured Alt Protection ETF®—August commenced operations on August 1, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®— SEPTEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®— OCTOBER	S&P 500® STRUCTURED ALT PROTECTION ETF®— NOVEMBER
	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(i)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(j)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(k)
OPERATIONS
Net investment income (loss)	$(76,295)	$(57,539)	$(32,612)
Net realized gain (loss)	75,309	293,251	102,061
Change in unrealized appreciation/(depreciation)	839,881	200,076	285,985
Net increase (decrease) in net assets resulting from operations	838,895	435,788	355,434
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	28,536,656	29,694,236	22,606,574
Redeemed	(638,400)	(8,920,014)	(2,524,465)
Net increase (decrease) in net assets from capital stock transactions	27,898,256	20,774,222	20,082,109
TOTAL INCREASE (DECREASE) IN NET ASSETS	28,737,151	21,210,010	20,437,543
NET ASSETS
Beginning of period	$—	$—	$—
End of period	$28,737,151	$21,210,010	$20,437,543
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	—	—	—
Shares issued	1,150,001	1,175,001	900,001
Shares redeemed	(25,000)	(350,000)	(100,000)
Net increase (decrease) in capital shares outstanding	1,125,001	825,001	800,001
Shares outstanding, end of period	1,125,001	825,001	800,001

(i)  Calamos S&P 500® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

(j)  Calamos S&P 500® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

(k)  Calamos S&P 500® Structured Alt Protection ETF®—November commenced operations on November 1, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®— DECEMBER	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®— JUNE		NASDAQ-100® STRUCTURED ALT PROTECTION ETF®— SEPTEMBER
	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(l)	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	FOR THE PERIOD ENDED JULY 31, 2024(m)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(n)
OPERATIONS
Net investment income (loss)	$(38,456)	$(152,841)	$(58,137)	$(117,720)
Net realized gain (loss)	(3,571)	2,312,965	94,510	1,671,211
Change in unrealized appreciation/(depreciation)	434,326	(37,968)	624,988	(97,671)
Net increase (decrease) in net assets resulting from operations	392,299	2,122,156	661,361	1,455,820
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	44,702,042	1,804,085	65,397,058	50,270,929
Redeemed	—	(34,173,557)	(1,208,298)	(22,247,790)
Net increase (decrease) in net assets from capital stock transactions	44,702,042	(32,369,472)	64,188,760	28,023,139
TOTAL INCREASE (DECREASE) IN NET ASSETS	45,094,341	(30,247,316)	64,850,121	29,478,959
NET ASSETS
Beginning of period	$—	$64,850,121	$—	$—
End of period	$45,094,341	$34,602,805	$64,850,121	$29,478,959
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	—	2,700,001	—	—
Shares issued	1,850,001	75,000	2,750,001	2,025,001
Shares redeemed	—	(1,400,000)	(50,000)	(875,000)
Net increase (decrease) in capital shares outstanding	1,850,001	(1,325,000)	2,700,001	1,150,001
Shares outstanding, end of period	1,850,001	1,375,001	2,700,001	1,150,001

(l)  Calamos S&P 500® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(m)  Calamos Nasdaq-100® Structured Alt Protection ETF®—June commenced operations on June 3, 2024.

(n)  Calamos Nasdaq 100® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®— DECEMBER	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®— JANUARY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®— JULY
	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(o)	(UNAUDITED) FOR THE PERIOD ENDED JANUARY 31, 2025(p)	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024(q)
OPERATIONS
Net investment income (loss)	$(21,788)	$(13,704)	$(190,862)	$(23,877)
Net realized gain (loss)	50,767	(7,968)	704,787	(12,858)
Change in unrealized appreciation/(depreciation)	339,340	395,957	1,125,402	1,475,211
Net increase (decrease) in net assets resulting from operations	368,319	374,285	1,639,327	1,438,476
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	35,068,509	36,598,234	3,096,866	54,338,643
Redeemed	(1,237,996)	—	(9,552,495)	—
Net increase (decrease) in net assets from capital stock transactions	33,830,513	36,598,234	(6,455,629)	54,338,643
TOTAL INCREASE (DECREASE) IN NET ASSETS	34,198,832	36,972,519	(4,816,302)	55,777,119
NET ASSETS
Beginning of period	$—	$—	$55,777,119	$—
End of period	$34,198,832	$36,972,519	$50,960,817	$55,777,119
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	—	—	2,225,001	—
Shares issued	1,425,001	1,475,001	125,000	2,225,001
Shares redeemed	(50,000)	—	(375,000)	—
Net increase (decrease) in capital shares outstanding	1,375,001	1,475,001	(250,000)	2,225,001
Shares outstanding, end of period	1,375,001	1,475,001	1,975,001	2,225,001

(o)  Calamos Nasdaq-100® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(p)  Calamos Russell 2000® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(q)  Calamos Russell 2000® Structured Alt Protection ETF®—July commenced operations on July 1, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®— OCTOBER	BITCOIN STRUCTURED ALT PROTECTION ETF®— JANUARY
	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025(r)	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025(s)
OPERATIONS
Net investment income (loss)	$(63,003)	$31,435
Net realized gain (loss)	180,958	(4,382)
Change in unrealized appreciation/(depreciation)	347,947	(51,894)
Net increase (decrease) in net assets resulting from operations	465,902	(24,841)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	30,957,252	41,253,597
Redeemed	(1,884,296)	—
Net increase (decrease) in net assets from capital stock transactions	29,072,956	41,253,597
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,538,858	41,228,756
NET ASSETS
Beginning of period	$—	$—
End of period	$29,538,858	$41,228,756
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period	—	—
Shares issued	1,250,001	1,650,001
Shares redeemed	(75,000)	—
Net increase (decrease) in capital shares outstanding	1,175,001	1,650,001
Shares outstanding, end of period	1,175,001	1,650,001

(r)  Calamos Russell 2000® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

(s)  Calamos Bitcoin Structured Alt Protection ETF®—January commenced operations on January 22, 2025.

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Antetokounmpo Global Sustainable Equities ETF Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		YEAR ENDED JULY 31, 2024	FEBRUARY 3, 2023• THROUGH JULY 31, 2023
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$29.17		$26.59	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.04		0.27	0.18
Net realized and unrealized gain (loss)	0.72		2.56	1.41
Total from investment operations	0.76		2.83	1.59
Less distributions to common shareholders from:
Net investment income	(0.20)		(0.25)	—
Total distributions**	(0.20)		(0.25)	—
Net asset value, end of period	$29.73		$29.17	$26.59
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	2.60%		10.74%	6.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.95	%(c)	0.95%	0.95	%(c)
Net investment income (loss)	0.25	%(c)	1.02%	1.47	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$13,497		$11,784	$10,743
Portfolio turnover rate(d)(e)	8%		25%	7%

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

(e)  Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Equity Alternative ETF Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		OCTOBER 4, 2023• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.38		$24.23
Income from investment operations:
Net investment income (loss)(a)	(1.58)		(2.74)
Net realized and unrealized gain (loss)	5.84		6.21
Total from investment operations	4.26		3.47
Less distributions to common shareholders from:
Net investment income	(0.21)		(0.32)
Total distributions**	(0.21)		(0.32)
Net asset value, end of period	$31.43		$27.38
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	15.64%		14.37%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)	0.69	%(c)
Net investment income (loss)	(10.63	%)(c)	(12.44	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$12,573		$8,214
Portfolio turnover rate	85	%(d)(e)	129	%(d)(e)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos CEF Income & Arbitrage ETF Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		JANUARY 16, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.64		$25.03
Income from investment operations:
Net investment income (loss)(a)	1.16		1.11
Net realized and unrealized gain (loss)	0.91		2.19
Total from investment operations	2.07		3.30
Less distributions to common shareholders from:
Net investment income	(1.02)		(0.69)
Net realized gains	(0.09)		—
Total distributions**	(1.11)		(0.69)
Net asset value, end of period	$28.60		$27.64
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	7.66%		13.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.74	%(c)(d)	0.74	%(c)(d)
Net investment income (loss)	8.16	%(c)(d)	7.80	%(c)(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$18,590		$13,128
Portfolio turnover rate	39	%(e)(f)	66	%(e)(f)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)  Not annualized.

(f)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Alternative Nasdaq® & Bond ETF Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		FEBRUARY 13, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$26.14		$24.86
Income from investment operations:
Net investment income (loss)(a)	0.62		0.56
Net realized and unrealized gain (loss)	2.71		1.15
Total from investment operations	3.33		1.71
Less distributions to common shareholders from:
Net investment income	(0.74)		(0.43)
Total distributions**	(0.74)		(0.43)
Net asset value, end of period	$28.73		$26.14
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	12.98%		6.96%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.77	%(c)	0.77	%(c)
Net investment income (loss)	4.43	%(c)	4.74	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$5,746		$1,307
Portfolio turnover rate	10	%(d)(e)	9	%(d)(e)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Laddered S&P 500® Structured Alt Protection ETF®   Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) SEPTEMBER 9, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.92
Income from investment operations:
Net investment income (loss)(a)	(0.01)
Net realized and unrealized gain (loss)	0.85
Total from investment operations	0.84
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.76
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.33%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.10	%(c)(d)
Net investment income (loss)	(0.06	%)(c)(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$47,004
Portfolio turnover rate	73	%(d)(e)(f)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)  Not annualized.

(f)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) JANUARY 2, 2025• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$23.46
Income from investment operations:
Net investment income (loss)(a)	(0.01)
Net realized and unrealized gain (loss)	0.28
Total from investment operations	0.27
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$23.73
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.15%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.66	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$18,982
Portfolio turnover rate	0	%(d)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—May Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		MAY 1, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.98		$25.00
Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.04)
Net realized and unrealized gain (loss)	1.07		1.02
Total from investment operations	0.98		0.98
Less distributions to common shareholders from:
Net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$26.96		$25.98
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.77%		3.92%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)	0.69	%(c)
Net investment income (loss)	(0.67	%)(c)	(0.65	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$66,725		$107,803
Portfolio turnover rate	0	%(d)(e)	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		JULY 1, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.28		$23.96
Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.01)
Net realized and unrealized gain (loss)	1.10		0.33
Total from investment operations	1.01		0.32
Less distributions to common shareholders from:
Net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$25.29		$24.28
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	4.16%		1.34%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$37,937		$30,348
Portfolio turnover rate	0	%(d)(e)	0	%(d)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—August Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) AUGUST 1, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.25
Income from investment operations:
Net investment income (loss)(a)	(0.09)
Net realized and unrealized gain (loss)	1.15
Total from investment operations	1.06
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.31
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	4.37%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$41,768
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—September Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) SEPTEMBER 3, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.81
Income from investment operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	0.80
Total from investment operations	0.73
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.54
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	2.94%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$28,737
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—October Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) OCTOBER 1, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.26
Income from investment operations:
Net investment income (loss)(a)	(0.06)
Net realized and unrealized gain (loss)	0.51
Total from investment operations	0.45
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.71
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.78%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$21,210
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—November Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) NOVEMBER 1, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.03
Income from investment operations:
Net investment income (loss)(a)	(0.04)
Net realized and unrealized gain (loss)	0.56
Total from investment operations	0.52
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.55
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	2.08%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$20,438
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—December Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) DECEMBER 2, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.12
Income from investment operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	0.29
Total from investment operations	0.26
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$24.38
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.04%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.67	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$45,094
Portfolio turnover rate	0	%(d)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Nasdaq-100® Structured Alt Protection ETF®—June Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		JUNE 3, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.02		$23.57
Income from investment operations:
Net investment income (loss)(a)	(0.08)		(0.03)
Net realized and unrealized gain (loss)	1.23		0.48
Total from investment operations	1.15		0.45
Less distributions to common shareholders from:
Net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$25.17		$24.02
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	4.79%		1.91%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)	0.69	%(c)
Net investment income (loss)	(0.66	%)(c)	(0.65	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$34,603		$64,850
Portfolio turnover rate	0	%(d)(e)	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF®—September Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) SEPTEMBER 3, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.78
Income from investment operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	0.92
Total from investment operations	0.85
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.63
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.43%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$29,479
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Nasdaq-100® Structured Alt Protection ETF®—December Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) DECEMBER 2, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.49
Income from investment operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	0.41
Total from investment operations	0.38
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$24.87
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.55%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$34,199
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) JANUARY 2, 2025• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.76
Income from investment operations:
Net investment income (loss)(a)	(0.01)
Net realized and unrealized gain (loss)	0.32
Total from investment operations	0.31
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.07
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.25%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.66	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$36,973
Portfolio turnover rate	0	%(d)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Russell 2000® Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2025		JULY 1, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.07		$24.36
Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.01)
Net realized and unrealized gain (loss)	0.82		0.72
Total from investment operations	0.73		0.71
Less distributions to common shareholders from:
Net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$25.80		$25.07
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	2.91%		2.91%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)	0.69	%(c)
Net investment income (loss)	(0.69	%)(c)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$50,961		$55,777
Portfolio turnover rate	0	%(d)(e)	0	%(d)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF®—October Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) OCTOBER 1, 2024• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.75
Income from investment operations:
Net investment income (loss)(a)	(0.06)
Net realized and unrealized gain (loss)	0.45
Total from investment operations	0.39
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$25.14
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.58%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$29,539
Portfolio turnover rate	0	%(d)(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Bitcoin Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) JANUARY 22, 2025• THROUGH JANUARY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.02
Net realized and unrealized gain (loss)	(0.03)
Total from investment operations	(0.01)
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$24.99
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	(0.04%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	3.35	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$41,229
Portfolio turnover rate	0	%(d)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Antetokounmpo Global Sustainable Equities ETF Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (99.1%)
		Communication Services (6.5%)
3,478		Alphabet, Inc. - Class A	$709,581
491,935	KES	Safaricom, PLC	65,680
2,461		Verizon Communications, Inc.	96,939
			872,200
		Consumer Discretionary (10.6%)
1,976	EUR	Amadeus IT Group, SA	145,543
4,692	HKD	BYD Company, Ltd. - Class H	164,391
2,315		Chipotle Mexican Grill, Inc.#	135,080
2,043	EUR	Cie Generale des Etablissements Michelin SCA	71,212
5,092	GBP	Greggs, PLC	135,868
349		Home Depot, Inc.	143,781
2,560	EUR	Industria de Diseno Textil, SA	140,011
37		MercadoLibre, Inc.#	71,121
6,415		Sony Group Corp. (ADR)	141,194
1,717		TJX Companies, Inc.	214,265
1,315		Tractor Supply Company	71,483
			1,433,949
		Consumer Staples (6.6%)
1,080		Colgate-Palmolive Company	93,636
218		Costco Wholesale Corp.	213,614
2,880		Darling Ingredients, Inc.#	107,885
22,796	GBP	Haleon, PLC	105,908
4,767	EUR	Jeronimo Martins SGPS, SA	94,208
1,255	EUR	Kerry Group, PLC - Class A	129,087
2,125	EUR	Koninklijke Ahold Delhaize, NV	75,305
182	EUR	L'Oreal, SA	67,687
			887,330
		Financials (14.4%)
20,468	HKD	AIA Group, Ltd.	142,506
14,746	GBP	Aviva, PLC	93,978
1,259		Bank of New York Mellon Corp.	108,186
261,400	IDR	Bank Rakyat Indonesia Persero, Tbk PT	67,675
3,830	NOK	DNB Bank, ASA	81,482
2,031	EUR	Edenred, SE	70,035
708		Fiserv, Inc.#	152,956
10,350	MXN	Grupo Financiero Banorte, SAB de CV - Class O	71,844
2,902		HDFC Bank, Ltd. (ADR)	175,977
1,759	HKD	Hong Kong Exchanges & Clearing, Ltd.	68,176
645		Intercontinental Exchange, Inc.	103,090
10,397		Itau Unibanco Holding, SA (ADR)	60,303
556		Jack Henry & Associates, Inc.	96,794
1,214	EUR	KBC Group, NV	93,624
NUMBER OF SHARES			VALUE
223		S&P Global, Inc.	$116,274
1,798	JPY	Tokio Marine Holdings, Inc.	59,819
573		Travelers Companies, Inc.	140,488
690		Visa, Inc. - Class A	235,842
			1,939,049
		Health Care (11.6%)
715	GBP	AstraZeneca, PLC	100,568
355	AUD	Cochlear, Ltd.	70,544
516	AUD	CSL, Ltd.	89,961
2,922	JPY	Daiichi Sankyo Company, Ltd.	80,579
836		Edwards Lifesciences Corp.#	60,568
322	EUR	EssilorLuxottica, SA	88,755
1,198		Gilead Sciences, Inc.	116,446
158	CHF	Lonza Group, AG	100,967
1,025		Merck & Company, Inc.	101,291
470	EUR	Merck KGaA	71,381
1,877	DKK	Novo Nordisk, A/S - Class B	158,467
345	CHF	Roche Holding, AG	108,339
3,700	JPY	Sysmex Corp.	71,116
220		Thermo Fisher Scientific, Inc.	131,505
264		UnitedHealth Group, Inc.	143,217
443		Zoetis, Inc.	75,709
			1,569,413
		Industrials (14.6%)
3,821	SEK	Atlas Copco, AB - Class A	64,167
1,616		Canadian Pacific Kansas City, Ltd.	128,634
1,253	EUR	Cie de Saint-Gobain	117,742
230		Deere & Company	109,609
2,796	SEK	Epiroc, AB - Class A	53,485
537		Ferguson Enterprises, Inc.	97,261
5,368	JPY	Hitachi, Ltd.	136,575
1,552		nVent Electric, PLC	101,020
1,017		Otis Worldwide Corp.	97,042
494		Quanta Services, Inc.	151,959
1,800	JPY	Recruit Holdings Company, Ltd.	126,851
2,179	GBP	RELX, PLC	108,745
197		Rockwell Automation, Inc.	54,851
391	EUR	Schneider Electric, SE	99,520
639	EUR	Siemens, AG	137,518
100	JPY	SMC Corp.	37,964
3,900	CNY	Sungrow Power Supply Company, Ltd. - Class A	38,707
272		Trane Technologies, PLC	98,668
254		Verisk Analytics, Inc.	73,010
647		Waste Management, Inc.	142,508
			1,975,836

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Antetokounmpo Global Sustainable Equities ETF Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
		Information Technology (25.7%)
272		Accenture, PLC - Class A	$104,706
164		Adobe, Inc.#	71,742
2,234		Apple, Inc.	527,224
742		Applied Materials, Inc.	133,820
111	EUR	ASML Holding, NV	83,220
1,010		Broadcom, Inc.	223,483
3,295	EUR	Infineon Technologies, AG	109,571
200	JPY	Keyence Corp.	86,721
1,490		Microsoft Corp.	618,439
3,430		NVIDIA Corp.	411,840
2,267	KRW	Samsung Electronics Company, Ltd.	81,756
210	KRW	Samsung SDI Company, Ltd.	32,085
1,162	EUR	SAP, SE	323,666
2,031		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	425,129
881		TE Connectivity, PLC	130,362
608		Texas Instruments, Inc.	112,243
			3,476,007
		Materials (5.0%)
405	EUR	Air Liquide, SA	70,837
1,944		Ball Corp.	108,281
966	GBP	Croda International, PLC	40,052
638	EUR	DSM-Firmenich, AG	65,405
433		Ecolab, Inc.	108,332
15,057	BRL	Klabin, SA	57,816
254		Linde, PLC	113,314
1,155	DKK	Novonesis (Novozymes) B	66,346
164	CHF	Sika, AG	42,011
			672,394
		Real Estate (1.1%)
409		American Tower Corp.	75,645
618		Prologis, Inc.	73,696
			149,341
		Utilities (3.0%)
5,846	EUR	Iberdrola, SA	82,722
6,127	GBP	National Grid, PLC	74,434
17,303	INR	Power Grid Corp. of India, Ltd.	60,329
1,175		Sempra	97,443
3,196	EUR	Veolia Environnement, SA	91,343
			406,271
		TOTAL COMMON STOCKS (Cost $11,131,339)	13,381,790
		TOTAL INVESTMENTS (99.1%) (Cost $11,131,339)	13,381,790
OTHER ASSETS, LESS LIABILITIES (0.9%)			115,579
NET ASSETS (100.0%)			$13,497,369

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

BRL  Brazilian Real

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

DKK  Danish Krone

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KES  Kenyan Shilling

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

SEK  Swedish Krona

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. Dollars.

See accompanying Notes to Schedule of Investments

www.calamos.com

Antetokounmpo Global Sustainable Equities ETF Schedule of Investments January 31, 2025 (Unaudited)

CURRENCY EXPOSURE
JANUARY 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$8,207,486	61.3%
European Monetary Unit	2,228,392	16.7%
British Pound Sterling	659,553	4.9%
Japanese Yen	599,625	4.5%
Hong Kong Dollar	375,073	2.8%
Swiss Franc	251,317	1.9%
Danish Krone	224,813	1.7%
Australian Dollar	160,505	1.2%
Swedish Krona	117,652	0.9%
South Korean Won	113,841	0.8%
Norwegian Krone	81,482	0.6%
Mexican Peso	71,844	0.5%
Indonesian Rupiah	67,675	0.5%
Kenyan Shilling	65,680	0.5%
Indian Rupee	60,329	0.5%
Brazilian Real	57,816	0.4%
Chinese Yuan Renminbi	38,707	0.3%
Total Investments	$13,381,790	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Equity Alternative ETF Schedule of Investments January 31, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (74.9%)
	Communication Services (5.0%)
183,000	Liberty Media Corp.*^ 2.375%, 09/30/53	$269,889
55,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	69,249
111,000	Live Nation Entertainment, Inc.^ 3.125%, 01/15/29	164,543
25,000	Sphere Entertainment Company 3.500%, 12/01/28	37,993
71,000	Zillow Group, Inc.^ 2.750%, 05/15/25	88,779
		630,453
	Consumer Discretionary (10.4%)
101,000	Booking Holdings, Inc. 0.750%, 05/01/25	254,739
41,000	Burlington Stores, Inc. 1.250%, 12/15/27	61,482
159,000	Carnival Corp. 5.750%, 12/01/27	349,710
54,000	Cinemark Holdings, Inc. 4.500%, 08/15/25	108,389
37,000	JetBlue Airways Corp.* 2.500%, 09/01/29	47,260
27,000	Patrick Industries, Inc. 1.750%, 12/01/28	41,855
41,000	Peloton Interactive, Inc.* 5.500%, 12/01/29	80,138
41,000	Royal Caribbean Cruises, Ltd.^ 6.000%, 08/15/25	219,350
54,000	Stride, Inc.^ 1.125%, 09/01/27	139,655
		1,302,578
	Consumer Staples (1.7%)
57,000	Freshpet, Inc. 3.000%, 04/01/28	135,650
67,000	Post Holdings, Inc. 2.500%, 08/15/27	75,357
		211,007
	Energy (1.4%)
41,000	CNX Resources Corp. 2.250%, 05/01/26	88,088
73,000	TXNM Energy, Inc.*!! 5.750%, 06/01/54	83,654
		171,742
	Financials (3.0%)
105,000	SoFi Technologies, Inc.* 1.250%, 03/15/29	190,475
51,000	Upstart Holdings, Inc.* 2.000%, 10/01/29	82,584
89,000	Ventas Realty, LP 3.750%, 06/01/26	103,074
		376,133
PRINCIPAL AMOUNT		VALUE
	Health Care (5.3%)
79,000	Insmed, Inc. 0.750%, 06/01/28	$188,816
105,000	Insulet Corp. 0.375%, 09/01/26	139,188
70,000	Integer Holdings Corp. 2.125%, 02/15/28	119,096
111,000	Merit Medical Systems, Inc.* 3.000%, 02/01/29	154,092
35,000	Mirum Pharmaceuticals, Inc. 4.000%, 05/01/29	60,140
		661,332
	Industrials (8.3%)
93,000	Axon Enterprise, Inc. 0.500%, 12/15/27	266,028
47,000	Bloom Energy Corp.* 3.000%, 06/01/29	64,719
66,000	Fluor Corp.^ 1.125%, 08/15/29	82,082
	Granite Construction, Inc.
47,000	3.750%, 05/15/28	92,635
40,000	3.250%, 06/15/30*	52,803
48,000	Greenbrier Companies, Inc. 2.875%, 04/15/28	62,153
101,000	Middleby Corp. 1.000%, 09/01/25	135,921
50,000	Rocket Lab USA, Inc.* 4.250%, 02/01/29	286,085
		1,042,426
	Information Technology (30.8%)
127,000	Akamai Technologies, Inc. 0.125%, 05/01/25	138,104
86,000	Datadog, Inc. 0.125%, 06/15/25	133,152
58,000	HubSpot, Inc. 0.375%, 06/01/25	159,469
65,000	Interdigital, Inc. 3.500%, 06/01/27	154,768
74,000	Lumentum Holdings, Inc.^ 1.500%, 12/15/29	104,872
30,000	MARA Holdings, Inc.* 2.125%, 09/01/31	35,051
	MicroStrategy, Inc.*
107,000	0.625%, 03/15/30	250,118
121,000	2.250%, 06/15/32	222,181
154,000	0.625%, 09/15/28	310,869
229,000	0.875%, 03/15/31	374,262
62,000	NCL Corp., Ltd.^ 5.375%, 08/01/25	96,206
66,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	244,912

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Equity Alternative ETF Schedule of Investments January 31, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
225,000	Seagate HDD Cayman 3.500%, 06/01/28	$291,026
56,000	Semtech Corp. 1.625%, 11/01/27	106,051
103,000	Shift4 Payments, Inc. 0.000%, 12/15/25	156,746
	Snowflake, Inc.*
161,000	0.000%, 10/01/29	213,898
156,000	0.000%, 10/01/27	204,870
79,000	Tyler Technologies, Inc. 0.250%, 03/15/26	99,277
14,000	Varonis Systems, Inc. 1.250%, 08/15/25	20,978
42,000	Vertex, Inc.* 0.750%, 05/01/29	70,853
192,000	Western Digital Corp. 3.000%, 11/15/28	269,918
159,000	Zscaler, Inc.^ 0.125%, 07/01/25	217,601
		3,875,182
	Materials (1.0%)
48,000	United States Steel Corp. 5.000%, 11/01/26	133,082
	Other (0.4%)
37,000	Chefs' Warehouse, Inc. 2.375%, 12/15/28	50,685
	Real Estate (3.0%)
	Welltower OP, LLC*
149,000	2.750%, 05/15/28	217,184
137,000	3.125%, 07/15/29	164,079
		381,263
	Utilities (4.6%)
143,000	Evergy, Inc.^ 4.500%, 12/15/27	158,807
172,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	198,569
75,000	UGI Corp.* 5.000%, 06/01/28	90,755
120,000	WEC Energy Group, Inc.* 4.375%, 06/01/27	131,012
		579,143
	TOTAL CONVERTIBLE BONDS (Cost $7,764,836)	9,415,026
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (24.7%)
	Financials (4.8%)
3,898	Apollo Global Management, Inc. 6.750%, 07/31/26	347,234
NUMBER OF SHARES		VALUE
4,272	Ares Management Corp. 6.750%, 10/01/27	$259,267
		606,501
	Health Care (0.8%)
1,133	Brightspring Health Services, Inc. 6.750%, 02/01/27	93,994
	Industrials (8.2%)
15,508	Boeing Company^ 6.000%, 10/15/27	942,266
1,181	Chart Industries, Inc. 6.750%, 12/15/25	91,823
		1,034,089
	Information Technology (2.2%)
4,543	Hewlett Packard Enterprise Company 7.625%, 09/01/27	277,714
	Materials (1.9%)
5,833	Albemarle Corp. 7.250%, 03/01/27	236,353
	Utilities (6.8%)
2,594	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§** 3.369%, 09/15/29	106,019
	NextEra Energy, Inc.
5,207	6.926%, 09/01/25^	215,986
5,343	7.299%, 06/01/27^	260,525
2,638	7.234%, 11/01/27	117,813
3,800	PG&E Corp.# 6.000%, 12/01/27	160,474
		860,817
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,897,940)	3,109,468
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (14.8%)
1,862,749	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $1,862,749)	1,862,749
	TOTAL INVESTMENTS (114.4%) (Cost $12,525,525)	14,387,243
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-14.8%)		(1,862,749)
OTHER ASSETS, LESS LIABILITIES (0.4%)		48,110
NET ASSETS (100.0%)		$12,572,604

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Equity Alternative ETF Schedule of Investments January 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATES	ACQUISITION COST
TXNM Energy, Inc.	12/31/2024 – 01/23/2025	$84,772
	TOTAL	$84,772

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2025.

†  Represents investment of cash collateral received from securities on loan as of January 31, 2025.

***  The rate disclosed is the 7 day net yield as of January 31, 2025.

See accompanying Notes to Schedule of Investments

www.calamos.com

CEF Income & Arbitrage ETF Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
CLOSED-END FUNDS (98.4%)
	Allocation (17.7%)
32,762	Advent Convertible and Income Fund	$400,024
56,714	Bexil Investment Trust	735,297
20,522	Brookfield Real Assets Income Fund, Inc.	276,226
14,586	Eaton Vance Tax-Advantaged Dividend Income Fund	358,232
56,963	John Hancock Premium Dividend Fund	729,696
25,376	John Hancock Tax-Advantaged Dividend Income Fund	574,259
12,748	Thornburg Income Builder Opportunities Trust	217,545
		3,291,279
	International Equity (10.7%)
60,892	abrdn Total Dynamic Dividend Fund	528,543
39,739	India Fund, Inc.	637,016
13,187	Mexico Fund, Inc.	178,156
14,747	Morgan Stanley China A Share Fund, Inc.	184,780
21,688	Templeton Dragon Fund, Inc.	189,770
22,343	Templeton Emerging Markets Fund	274,149
		1,992,414
	Municipal Bond (3.1%)
23,629	Nuveen Municipal Credit Opportunities Fund	260,155
20,592	NYLI MacKay DefinedTerm Muni Opportunities Fund	318,558
		578,713
	Nontraditional Equity (11.7%)
21,428	BlackRock Enhanced Equity Dividend Trust	188,352
31,162	BlackRock Enhanced Large Cap Core Fund, Inc.	647,858
58,978	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	507,211
63,421	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	538,444
18,064	Nuveen Dow 30sm Dynamic Overwrite Fund	280,895
		2,162,760
	Sector Equity (24.3%)
9,366	BlackRock Health Sciences Trust	383,257
29,328	BlackRock Resources & Commodities Strategy Trust	263,365
11,980	Blackrock Science & Technology Trust	453,563
13,312	ClearBridge Energy Midstream Opportunity Fund, Inc.	657,480
39,822	Cohen & Steers Quality Income Realty Fund, Inc.	509,323
58,480	Kayne Anderson Energy Infrastructure Fund	785,386
49,480	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	451,258
11,086	Reaves Utility Income Fund	365,062
NUMBER OF SHARES		VALUE
17,002	SRH Total Return Fund, Inc.	$281,893
8,194	Tortoise Energy Infrastructure Corp.	369,386
		4,519,973
	Taxable Bond (23.1%)
11,030	Aberdeen Asia-Pacific Income Fund, Inc.	170,855
58,420	Allspring Multi-Sector Income Fund	542,722
27,007	BlackRock Taxable Municipal Bond Trust	446,426
124,670	Credit Suisse Asset Management Income Fund, Inc.	372,763
23,911	DoubleLine Opportunistic Credit Fund	376,359
23,684	Flaherty & Crumrine Preferred and Income Securities Fund	376,575
53,743	Highland Opportunities and Income Fund	309,560
112,330	Nuveen Credit Strategies Income Fund	627,925
14,194	Nuveen Global High Income Fund	188,354
33,212	Nuveen Taxable Municipal Income Fund	527,739
83,491	Western Asset High Income Fund II, Inc.	358,176
		4,297,454
	U.S. Equity (7.8%)
90,922	Liberty All-Star Growth Fund, Inc.	518,255
36,395	Royce Micro-Cap Trust, Inc.	360,311
34,523	Royce Small-Cap Trust, Inc.	562,034
		1,440,600
	TOTAL CLOSED-END FUNDS (Cost $17,468,625)	18,283,193
	TOTAL INVESTMENTS (98.4%) (Cost $17,468,625)	18,283,193
OTHER ASSETS, LESS LIABILITIES (1.6%)		306,624
NET ASSETS (100.0%)		$18,589,817

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Alternative Nasdaq® & Bond ETF Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (86.8%)
	Taxable Bond (86.8%)
53,057	Franklin Senior Loan ETF	$1,295,121
1,093	iShares Broad USD Investment Grade Corporate Bond ETF	55,284
9,033	Janus Henderson AAA CLO ETF	461,044
4,984	Schwab 1-5 Year Corporate Bond ETF	122,208
23,608	Simplify MBS ETF	1,172,846
38,576	SPDR Portfolio High Yield Bond ETF	917,337
14,212	Vanguard Emerging Markets Government Bond ETF	912,126
688	Vanguard Long-Term Corporate Bond ETF	51,662
		4,987,628
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,011,628)	4,987,628
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (11.9%)#Ω
	Communication Services (3.8%)
16	Alphabet, Inc.
326,432	Expires 12/19/25, Strike $208.00	39,266
4	Meta Platforms, Inc.
275,672	Expires 03/21/25, Strike $540.00	61,435
4	Netflix, Inc.
390,704	Expires 09/26/25, Strike $820.00	86,714
8	T-Mobile U.S., Inc.
186,376	Expires 09/26/25, Strike $203.00	30,770
		218,185
	Consumer Discretionary (1.4%)
12	Amazon.com, Inc.
285,216	Expires 03/21/25, Strike $199.00	49,736
4	Tesla, Inc.
161,840	Expires 12/19/25, Strike $460.00	29,834
		79,570
	Consumer Staples (1.6%)
4	Costco Wholesale Corp.
195,716	Expires 06/20/25, Strike $766.00	92,358
4	PepsiCo, Inc.
60,276	Expires 06/20/25, Strike $174.00	281
		92,639
	Information Technology (3.0%)
4	Adobe, Inc.
174,980	Expires 03/21/25, Strike $711.00	20
8	Advanced Micro Devices, Inc.
92,760	Expires 09/26/25, Strike $214.00	1,547
24	Apple, Inc.
566,400	Expires 09/26/25, Strike $232.00	56,906
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
20	Broadcom, Inc.
442,540	Expires 06/20/25, Strike $217.00	$58,335
16	Cisco Systems, Inc.
81,504	Expires 12/19/25, Strike $58.50	11,030
12	Microsoft Corp.
498,072	Expires 06/20/25, Strike $460.00	11,471
36	NVIDIA Corp.
432,252	Expires 12/19/25, Strike $177.00	35,221
		174,530
	Other (2.1%)
	Direxion Nasdaq-100® Equal Weighted Index Shares
20
188,360	Call, 12/19/25, Strike $89.50	23,515
36
339,048	Call, 03/21/25, Strike $88.00	26,967
36
339,048	Call, 06/20/25, Strike $88.00	34,532
28
263,704	Call, 09/26/25, Strike $87.50	32,768
		117,782
	TOTAL PURCHASED OPTIONS (Cost $665,734)	682,706
	TOTAL INVESTMENTS (98.7%) (Cost $5,677,362)	5,670,334
OTHER ASSETS, LESS LIABILITIES (1.3%)		75,691
NET ASSETS (100.0%)		$5,746,025

NOTES TO SCHEDULE OF INVESTMENTS

Ω  FLexible EXchange® Options (see Note 1).

#  Non-income producing security.

See accompanying Notes to Schedule of Investments

www.calamos.com

Laddered S&P 500® Structured Alt Protection ETF®   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (100.0%)
	Other (100.0%)
232,240	Calamos S&P 500® Structured Alt Protection ETF® - August	$5,879,155
240,877	Calamos S&P 500® Structured Alt Protection ETF® - December	5,853,311
247,873	Calamos S&P 500® Structured Alt Protection ETF® - January	5,859,718
232,748	Calamos S&P 500® Structured Alt Protection ETF® - July	5,881,309
218,148	Calamos S&P 500® Structured Alt Protection ETF® - May	5,877,998
230,274	Calamos S&P 500® Structured Alt Protection ETF® - November	5,888,106
228,634	Calamos S&P 500® Structured Alt Protection ETF® - October	5,870,818
230,036	Calamos S&P 500® Structured Alt Protection ETF® - September	5,870,082
		46,980,497
	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,435,935)	46,980,497
	TOTAL INVESTMENTS (100.0%) (Cost $46,435,935)	46,980,497
OTHER ASSETS, LESS LIABILITIES (0.0%)		23,297
NET ASSETS (100.0%)		$47,003,794

Amounts relating to investments in affiliated funds at January 31, 2025, and for the fiscal year-to-date period September 9, 2024 (commencement of operations) through January 31, 2025 are as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	DIVIDEND INCOME	NET REALIZED GAINS/(LOSS)	NET INCREASE/ DECREASE IN UNREALIZED APPRECIATION/ DEPRECIATION	VALUE, END OF PERIOD
Calamos S&P 500® Structured Alt Protection ETF® - August	$—	$9,423,462	$3,696,254	$—	$63,937	$88,010	$5,879,155
Calamos S&P 500® Structured Alt Protection ETF® - December	—	7,824,434	1,996,807	—	2,020	23,664	5,853,311
Calamos S&P 500® Structured Alt Protection ETF® - January	—	7,177,644	1,357,613	—	2,066	37,621	5,859,718
Calamos S&P 500® Structured Alt Protection ETF® - July	—	9,430,432	3,706,414	—	64,489	92,802	5,881,309
Calamos S&P 500® Structured Alt Protection ETF® - May	—	9,435,050	3,708,764	—	59,641	92,071	5,877,998
Calamos S&P 500® Structured Alt Protection ETF® - November	—	7,794,957	1,998,982	—	19,256	72,875	5,888,106
Calamos S&P 500® Structured Alt Protection ETF® - October	—	9,504,653	3,705,331	—	14,106	57,390	5,870,818
Calamos S&P 500® Structured Alt Protection ETF® - September	—	9,431,456	3,697,810	—	56,307	80,129	5,870,082
	$—	$70,022,088	$23,867,975	$—	$281,822	$544,562	$46,980,497

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—January Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (104.7%)#Ω
	Long Call Option (100.8%)
320 19,258,240	SPDR® S&P 500® ETF Trust Expires 12/31/25, Strike $0.82	$19,137,074
	Long Put Option (3.9%)
320 19,258,240	SPDR® S&P 500® ETF Trust Expires 12/31/25, Strike $586.08	734,311
	TOTAL PURCHASED OPTIONS (Cost $19,583,610)	19,871,385
	TOTAL INVESTMENTS (104.7%) (Cost $19,583,610)	19,871,385
LIABILITIES, LESS OTHER ASSETS (-4.7%)		(889,810)
NET ASSETS (100.0%)		$18,981,575
WRITTEN OPTION (-4.9%)#Ω
	Short Call Option (-4.9%)
(320) (19,258,240)	SPDR® S&P 500® ETF Trust Expires 12/31/25, Strike $630.45 (Premium $805,330)	$(931,002)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—May Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (110.8%)#Ω
	Long Call Option (110.5%)
1,228 73,903,496	SPDR® S&P 500® ETF Trust Expires 04/30/25, Strike $0.65	$73,727,174
	Long Put Option (0.3%)
1,228 73,903,496	SPDR® S&P 500® ETF Trust Expires 04/30/25, Strike $502.13	232,062
	TOTAL PURCHASED OPTIONS (Cost $66,639,273)	73,959,236
	TOTAL INVESTMENTS (110.8%) (Cost $66,639,273)	73,959,236
LIABILITIES, LESS OTHER ASSETS (-10.8%)		(7,234,521)
NET ASSETS (100.0%)		$66,724,715
WRITTEN OPTION (-10.9%)#Ω
	Short Call Option (-10.9%)
(1,228) (722,184)	SPDR® S&P 500® ETF Trust Expires 04/30/25, Strike $552.18 (Premium $2,425,393)	$(7,287,079)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—July Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (105.3%)#Ω
	Long Call Option (104.1%)
659 39,659,938	SPDR® S&P 500® ETF Trust Expires 06/30/25, Strike $0.76	$39,493,060
	Long Put Option (1.2%)
659 39,659,938	SPDR® S&P 500® ETF Trust Expires 06/30/25, Strike $544.27	471,597
	TOTAL PURCHASED OPTIONS (Cost $37,457,493)	39,964,657
	TOTAL INVESTMENTS (105.3%) (Cost $37,457,493)	39,964,657
LIABILITIES, LESS OTHER ASSETS (-5.3%)		(2,027,549)
NET ASSETS (100.0%)		$37,937,108
WRITTEN OPTION (-5.4%)#Ω
	Short Call Option (-5.4%)
(659) (39,659,938)	SPDR® S&P 500® ETF Trust Expires 06/30/25, Strike $595.70 (Premium $1,188,957)	$(2,044,255)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—August Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (105.6%)#Ω
	Long Call Option (103.9%)
725 43,631,950	SPDR® S&P 500® ETF Trust Expires 07/31/25, Strike $0.77	$43,413,725
	Long Put Option (1.7%)
725 43,631,950	SPDR® S&P 500® ETF Trust Expires 07/31/25, Strike $550.87	688,025
	TOTAL PURCHASED OPTIONS (Cost $41,427,009)	44,101,750
	TOTAL INVESTMENTS (105.6%) (Cost $41,427,009)	44,101,750
LIABILITIES, LESS OTHER ASSETS (-5.6%)		(2,333,646)
NET ASSETS (100.0%)		$41,768,104
WRITTEN OPTION (-5.7%)#Ω
	Short Call Option (-5.7%)
(725) (43,631,950)	SPDR® S&P 500® ETF Trust Expires 07/31/25, Strike $599.01 (Premium $1,046,004)	$(2,369,300)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—September   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (105.4%)#Ω
	Long Call Options (103.2%)
495 29,790,090	SPDR® S&P 500® ETF Trust Call, 08/29/25, Strike $0.79	$29,657,131
	Long Put Options (2.2%)
495 29,790,090	SPDR® S&P 500® ETF Trust Put, 08/29/25, Strike $563.68	638,957
	TOTAL PURCHASED OPTIONS (Cost $28,740,976)	30,296,088
	TOTAL INVESTMENTS (105.4%) (Cost $28,740,976)	30,296,088
LIABILITIES, LESS OTHER ASSETS (-5.4%)		(1,558,937)
NET ASSETS (100.0%)		$28,737,151
WRITTEN OPTION (-5.4%)#Ω
	Short Call Option (-5.4%)
(495) (29,790,090)	SPDR® S&P 500® ETF Trust Call, 08/29/25, Strike $606.01 (Premium $847,418)	$(1,562,649)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—October   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (105.2%)#Ω
	Long Put Option (2.8%)
363 21,846,066	SPDR® S&P 500® ETF Trust Expires 09/30/25, Strike $573.76	$592,978
	Long Call Option (102.4%)
363 21,846,066	SPDR® S&P 500® ETF Trust Expires 09/30/25, Strike $0.80	21,729,679
	TOTAL PURCHASED OPTIONS (Cost $21,831,722)	22,322,657
	TOTAL INVESTMENTS (105.2%) (Cost $21,831,722)	22,322,657
LIABILITIES, LESS OTHER ASSETS (-5.2%)		(1,112,647)
NET ASSETS (100.0%)		$21,210,010
WRITTEN OPTION (-5.3%)#Ω
	Short Call Option (-5.3%)
(363) (21,846,066)	SPDR® S&P 500® ETF Trust Expires 09/30/25, Strike $612.03 (Premium $834,790)	$(1,125,649)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—November   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (106.0%)#Ω
	Long Call Option (103.1%)
352 21,184,064	SPDR® S&P 500® ETF Trust Expires 10/31/25, Strike $0.80	$21,066,736
	Long Put Option (2.9%)
352 21,184,064	SPDR® S&P 500® ETF Trust Expires 10/31/25, Strike $568.64	587,509
	TOTAL PURCHASED OPTIONS (Cost $21,060,534)	21,654,245
	TOTAL INVESTMENTS (106.0%) (Cost $21,060,534)	21,654,245
LIABILITIES, LESS OTHER ASSETS (-6.0%)		(1,216,702)
NET ASSETS (100.0%)		$20,437,543
WRITTEN OPTION (-6.1%)#Ω
	Short Call Option (-6.1%)
(352) (21,184,064)	SPDR® S&P 500® ETF Trust Expires 10/31/25, Strike $610.89 (Premium $930,831)	$(1,238,557)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—December   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (102.5%)#Ω
	Long Call Option (98.2%)
740 44,534,680	SPDR® S&P 500® ETF Trust Expires 11/28/25, Strike $0.84	$44,285,487
	Long Put Option (4.3%)
740 44,534,680	SPDR® S&P 500® ETF Trust Expires 11/28/25, Strike $602.55	1,934,569
	TOTAL PURCHASED OPTIONS (Cost $45,961,630)	46,220,056
	TOTAL INVESTMENTS (102.5%) (Cost $45,961,630)	46,220,056
LIABILITIES, LESS OTHER ASSETS (-2.5%)		(1,125,715)
NET ASSETS (100.0%)		$45,094,341
WRITTEN OPTION (-2.7%)#Ω
	Short Call Option (-2.7%)
(740) (44,534,680)	SPDR® S&P 500® ETF Trust Expires 11/28/25, Strike $651.18 (Premium $1,389,070)	$(1,213,170)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Nasdaq-100® Structured Alt Protection ETF®—June   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (108.9%)#Ω
	Long Call Option (107.8%)
715 37,343,735	Invesco QQQ Trust Series 1 Expires 05/30/25, Strike $0.68	$37,311,794
	Long Put Option (1.1%)
715 37,343,735	Invesco QQQ Trust Series 1 Expires 05/30/25, Strike $450.76	356,266
	TOTAL PURCHASED OPTIONS (Cost $35,571,536)	37,668,060
	TOTAL INVESTMENTS (108.9%) (Cost $35,571,536)	37,668,060
LIABILITIES, LESS OTHER ASSETS (-8.9%)		(3,065,255)
NET ASSETS (100.0%)		$34,602,805
WRITTEN OPTION (-9.2%)#Ω
	Short Call Option (-9.2%)
(715) (37,343,735)	Invesco QQQ Trust Series 1 Expires 05/30/25, Strike $497.00 (Premium $1,670,994)	$(3,180,498)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Nasdaq-100® Structured Alt Protection ETF®—September   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (108.6%)#Ω
	Long Call Option (105.9%)
598 31,232,942	Invesco QQQ Trust Series 1 Expires 08/29/25, Strike $0.67	$31,218,167
	Long Put Option (2.7%)
598 31,232,942	Invesco QQQ Trust Series 1 Expires 08/29/25, Strike $476.27	789,585
	TOTAL PURCHASED OPTIONS (Cost $30,787,796)	32,007,752
	TOTAL INVESTMENTS (108.6%) (Cost $30,787,796)	32,007,752
LIABILITIES, LESS OTHER ASSETS (-8.6%)		(2,528,793)
NET ASSETS (100.0%)		$29,478,959
WRITTEN OPTION (-8.6%)#Ω
	Short Call Option (-8.6%)
(598) (31,232,942)	Invesco QQQ Trust Series 1 Expires 08/29/25, Strike $516.04 (Premium $1,215,643)	$(2,533,270)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Nasdaq-100® Structured Alt Protection ETF®—December   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (105.8%)#Ω
	Long Call Option (100.7%)
660 34,471,140	Invesco QQQ Trust Series 1 Expires 11/28/25, Strike $0.71	$34,451,223
	Long Put Option (5.1%)
660 34,471,140	Invesco QQQ Trust Series 1 Expires 11/28/25, Strike $509.74	1,729,235
	TOTAL PURCHASED OPTIONS (Cost $35,685,756)	36,180,458
	TOTAL INVESTMENTS (105.8%) (Cost $35,685,756)	36,180,458
LIABILITIES, LESS OTHER ASSETS (-5.8%)		(1,981,626)
NET ASSETS (100.0%)		$34,198,832
WRITTEN OPTION (-6.0%)#Ω
	Short Call Option (-6.0%)
(660) (34,471,140)	Invesco QQQ Trust Series 1 Expires 11/28/25, Strike $553.93 (Premium $1,886,964)	$(2,042,326)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Russell 2000® Structured Alt Protection ETF®—January   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (106.0%)#Ω
	Long Call Option (100.6%)
1,652 37,414,496	iShares® Russell 2000® ETF Expires 12/31/25, Strike $0.31	$37,204,936
	Long Put Option (5.4%)
1,652 37,414,496	iShares® Russell 2000® ETF Expires 12/31/25, Strike $220.96	1,978,233
	TOTAL PURCHASED OPTIONS (Cost $38,486,336)	39,183,169
	TOTAL INVESTMENTS (106.0%) (Cost $38,486,336)	39,183,169
LIABILITIES, LESS OTHER ASSETS (-6.0%)		(2,210,650)
NET ASSETS (100.0%)		$36,972,519
WRITTEN OPTION (-6.2%)#Ω
	Short Call Option (-6.2%)
(1,652) (37,414,496)	iShares® Russell 2000® ETF Expires 12/31/25, Strike $242.15 (Premium $1,987,496)	$(2,288,372)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Russell 2000® Structured Alt Protection ETF®—July   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (106.5%)#Ω
	Long Call Option (104.8%)
2,367 53,607,816	iShares® Russell 2000® ETF Expires 06/30/25, Strike $0.28	$53,385,286
	Long Put Option (1.7%)
2,367 53,607,816	iShares® Russell 2000® ETF Expires 06/30/25, Strike $202.91	884,786
	TOTAL PURCHASED OPTIONS (Cost $50,406,357)	54,270,072
	TOTAL INVESTMENTS (106.5%) (Cost $50,406,357)	54,270,072
LIABILITIES, LESS OTHER ASSETS (-6.5%)		(3,309,255)
NET ASSETS (100.0%)		$50,960,817
WRITTEN OPTION (-6.5%)#Ω
	Short Call Option (-6.5%)
(2,367) (53,607,816)	iShares® Russell 2000® ETF Expires 06/30/25, Strike $225.65 (Premium $2,034,960)	$(3,298,062)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Russell 2000® Structured Alt Protection ETF®—October   Schedule of Investments January 31, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (105.1%)#Ω
	Long Call Option (100.6%)
1,316 29,804,768	iShares® Russell 2000® ETF Expires 09/30/25, Strike $0.31	$29,719,529
	Long Put Option (4.5%)
1,316 29,804,768	iShares® Russell 2000® ETF Expires 09/30/25, Strike $220.89	1,335,320
	TOTAL PURCHASED OPTIONS (Cost $30,754,696)	31,054,849
	TOTAL INVESTMENTS (105.1%) (Cost $30,754,696)	31,054,849
LIABILITIES, LESS OTHER ASSETS (-5.1%)		(1,515,991)
NET ASSETS (100.0%)		$29,538,858
WRITTEN OPTION (-5.2%)#Ω
	Short Call Option (-5.2%)
(1,316) (29,804,768)	iShares® Russell 2000® ETF Expires 09/30/25, Strike $239.56 (Premium $1,570,996)	$(1,523,202)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Bitcoin Structured Alt Protection ETF®—January   Schedule of Investments January 31, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (96.0%)
	Other (96.0%)
41,184,000	U.S. Treasury Bill 4.217%, 01/22/26~ (Cost $39,557,964)	$39,577,266
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (24.4%)#Ω
	Long Call Option (24.4%)
1,683 40,479,516	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $247.31 (Cost $11,113,920)	10,060,896
	TOTAL INVESTMENTS (120.4%) (Cost $50,671,884)	49,638,162
LIABILITIES, LESS OTHER ASSETS (-20.4%)		(8,409,406)
NET ASSETS (100.0%)		$41,228,756
WRITTEN OPTION (-20.5%)#Ω
	Short Call Option (-20.5%)
(1,683) (40,479,516)	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $275.85 (Premium $9,416,691)	$(8,434,863)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $39,577,266.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).
See accompanying Notes to Schedule of Investments

www.calamos.com

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the "Trust"), a Delaware statutory trust organized on June 17, 2013, consists of twenty series as of the date of this report. These financial statements relate only to the following funds (each, a "Fund" and collectively, the "Funds"):

FUND	TICKER	COMMENCEMENT OF OPERATIONS	EXCHANGE
Antetokounmpo Global Sustainable Equities ETF	SROI	2/3/2023	NYSE
Convertible Equity Alternative ETF	CVRT	10/4/2023	NYSE
CEF Income & Arbitrage ETF	CCEF	1/16/2024	NYSE
Alternative Nasdaq® & Bond ETF	CANQ	2/13/2024	NASDAQ
Laddered S&P 500® Structured Alt Protection ETF®	CPSL	9/9/2024	CBOE
S&P 500® Structured Alt Protection ETF®—January	CPSY	1/2/2025	NYSE
S&P 500® Structured Alt Protection ETF®—May	CPSM	5/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—July	CPSJ	7/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—August	CPSA	8/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—September	CPST	9/3/2024	NYSE
S&P 500® Structured Alt Protection ETF®—October	CPSO	10/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—November	CPSN	11/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—December	CPSD	12/2/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF®—June	CPNJ	6/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF®—September	CPNS	9/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF®—December	CPNQ	12/2/2024	NYSE
Russell 2000® Structured Alt Protection ETF®—January	CPRY	1/2/2025	NYSE
Russell 2000® Structured Alt Protection ETF®—July	CPRJ	7/1/2024	NYSE
Russell 2000® Structured Alt Protection ETF®—October	CPRO	10/1/2024	NYSE
Bitcoin Structured Alt Protection ETF®—January	CBOJ	1/22/2025	CBOE

The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos Antetokounmpo Global Sustainable Equities ETF which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000.

Each Fund is actively managed. The diversification classification and investment objectives of the Funds are as follows:

TICKER	DIVERSIFICATION CLASSIFICATION	OBJECTIVE
SROI	Diversified	Long-term capital appreciation.
CVRT	Non-Diversified	Total return through capital appreciation and current income.
CCEF	Non-Diversified	High current income and long-term capital appreciation.
CANQ	Non-Diversified	Attractive risk-adjusted return through capital appreciation and current income.
CPSL	Non-Diversified	Seeks to provide investors with capital appreciation.
CPSY	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.57%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

CPSM	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 9.81%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from May 1, 2024 through April 30, 2025.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

TICKER	DIVERSIFICATION CLASSIFICATION	OBJECTIVE
CPSJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 9.45%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.

CPSA	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 8.74%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from August 1, 2024 through July 31, 2025.

CPST	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.50%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from September 1, 2024 through August 31, 2025.

CPSO	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 6.67%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.

CPSN	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.43%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from November 1, 2024 through October 31, 2025.

CPSD	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 8.07%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

CPNJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 10.20%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from June 1, 2024 through May 31, 2025.

CPNS	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 8.35%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from September 1, 2024 through August 31, 2025.

CPNQ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 8.67%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

CPRY	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a cap of 9.59%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from January 2, 2025 through December 31, 2025.

CPRJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF up to a cap of 11.20%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.

CPRO	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a cap of 8.45%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.

CBOJ	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate – New York Variant ("BRRNY") ("Spot bitcoin"), up to a cap of 11.65%, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), for the period from January 22, 2025 through January 31, 2026.

Calamos Antetokounmpo Asset Management LLC ("CGAM") serves as the Fund's adviser for the Calamos Antetokounmpo Global Sustainable Equities ETF. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund's subadviser. Mr. Antetokounmpo serves on CGAM's Board of Directors and has indirect control of half of CGAM's Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund's investments, and neither Original C nor Mr. Antetokounmpo shall provide any "investment advice" to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo will be involved with marketing efforts on behalf of CGAM. If Mr. Antetokounmpo is no longer involved with the Fund or CGAM then "Antetokounmpo" will be removed from the name

www.calamos.com

Notes to Financial Statements (Unaudited)

of the Fund and CGAM. Further, shareholders would be notified of any change in the name of the Fund or its strategy. CGAM is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with CGAM. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

For all other Funds in the ETF Trust, Calamos Advisors LLC ("Calamos Advisors" or the "Adviser"), serves as the Funds' adviser.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds.

Adoption of New Accounting Standards. In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2023-07, Segment Reporting (Topic 280). The ASU applies to all public entities that are required to report segment information in accordance with Accounting Standards Codification Topic 280 (ASC 280). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant operating segment expenses. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. The Funds have adopted ASU 2023-07 as of January 31, 2025, with no material impact on the Funds' financial statements. As defined under ASU No. 2023-07 the chief operating decision maker ("CODM") consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. Each Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Funds, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which a Fund's NAV is determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The Nasdaq Stock Market® are valued at the Nasdaq® Official Closing Price, as determined by Nasdaq®, or lacking a Nasdaq® Official Closing Price, the last current reported sale price on Nasdaq® at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

FLexible EXchange® Options ("FLEX Options") listed on an exchange will typically be valued at a model-based price at the official close of that exchange's trading day. However, when a Fund's option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange's model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each Fund to which the expenses relate in relation to the net assets of each Fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.

www.calamos.com

Notes to Financial Statements (Unaudited)

These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2023-2024 remains subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and Trustees against certain liabilities incurred by them by reason of having been an officer or Trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Advisory Fee. Pursuant to Antetokounmpo Global Sustainble Equities ETF's investment advisory agreement with CGAM and each other Fund's investment advisory agreement with Calamos Advisors, each Fund pays a monthly unitary advisory fee based on the average daily net assets of the Fund at the following annual rates:

FUND	ADVISORY FEE
Antetokounmpo Global Sustainable Equities ETF	0.95%
Convertible Equity Alternative ETF	0.69
CEF Income & Arbitrage ETF	0.74
Alternative Nasdaq® & Bond ETF	0.77
Laddered S&P 500® Structured Alt Protection ETF®	0.10
S&P 500® Structured Alt Protection ETF®—January	0.69
S&P 500® Structured Alt Protection ETF®—May	0.69
S&P 500® Structured Alt Protection ETF®—July	0.69
S&P 500® Structured Alt Protection ETF®—August	0.69
S&P 500® Structured Alt Protection ETF®—September	0.69
S&P 500® Structured Alt Protection ETF®—October	0.69
S&P 500® Structured Alt Protection ETF®—November	0.69
S&P 500® Structured Alt Protection ETF®—December	0.69
Nasdaq-100® Structured Alt Protection ETF®—June	0.69
Nasdaq-100® Structured Alt Protection ETF®—September	0.69
Nasdaq-100® Structured Alt Protection ETF®—December	0.69
Russell 2000® Structured Alt Protection ETF®—January	0.69
Russell 2000® Structured Alt Protection ETF®—July	0.69
Russell 2000® Structured Alt Protection ETF®—October	0.69
Bitcoin Structured Alt Protection ETF®—January	0.69

Distributor. The distributor of each Fund is currently Calamos Financial Services LLC ("CFS" or the "Distributor"). CFS is a limited purpose broker-dealer affiliated with Calamos Advisors. The Distributor has entered into a distribution agreement with the Trust pursuant to which it distributes Fund shares.

Affiliated Trustees and Officers. For the Antetokounmpo Global Sustainable Equities ETF, a Trustee and certain officers of the Trust are also officers and/or directors of CGAM. A Trustee and certain officers of the Fund are also officers and/or directors of Calamos Advisors. For all other ETFs, a Trustee and certain officers of the Trust are also officers and/or directors of CFS and Calamos Advisors. Such Trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and officers and is available without charge, upon request, at www.calamos.com or by calling 866.363.9219.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding short-term investments and in-kind transactions, for the period ended January 31, 2025 are shown in the table below.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Antetokounmpo Global Sustainable Equities ETF	$—	$1,246,588	$—	$991,615
Convertible Equity Alternative ETF	—	8,502,574	—	8,230,338
CEF Income & Arbitrage ETF	—	6,259,577	—	6,153,200
Alternative Nasdaq® & Bond ETF	—	344,237	—	200,281
Laddered S&P 500® Structured Alt Protection ETF®	—	70,022,088	—	23,867,975
S&P 500® Structured Alt Protection ETF®—January	—	—	—	—
S&P 500® Structured Alt Protection ETF®—May	—	—	—	—
S&P 500® Structured Alt Protection ETF®—July	—	—	—	—
S&P 500® Structured Alt Protection ETF®—August	—	—	—	—
S&P 500® Structured Alt Protection ETF®—September	—	—	—	—
S&P 500® Structured Alt Protection ETF®—October	—	—	—	—
S&P 500® Structured Alt Protection ETF®—November	—	—	—	—
S&P 500® Structured Alt Protection ETF®—December	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—September	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—December	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—January	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—July	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—October	—	—	—	—
Bitcoin Structured Alt Protection ETF®—January	—	—	—	—

The cost of purchases and proceeds from in-kind transactions associated with creations and redemptions for the period ended January 31, 2025 are shown in the table below.

FUND	COST OF IN-KIND PURCHASES	PROCEEDS FROM IN-KIND SALES
Antetokounmpo Global Sustainable Equities ETF	$1,365,170	$—
Convertible Equity Alternative ETF	2,864,123	—
CEF Income & Arbitrage ETF	5,467,292	715,057
Alternative Nasdaq® & Bond ETF	4,838,004	1,343,789
Laddered S&P 500® Structured Alt Protection ETF®	46,840,372	19,765,336
S&P 500® Structured Alt Protection ETF®—January	—	—
S&P 500® Structured Alt Protection ETF®—May	—	57,347,676
S&P 500® Structured Alt Protection ETF®—July	—	3,916,139
S&P 500® Structured Alt Protection ETF®—August	—	8,162,429
S&P 500® Structured Alt Protection ETF®—September	—	708,054
S&P 500® Structured Alt Protection ETF®—October	—	9,651,465
S&P 500® Structured Alt Protection ETF®—November	—	2,820,683
S&P 500® Structured Alt Protection ETF®—December	—	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	38,610,123
Nasdaq-100® Structured Alt Protection ETF®—September	—	25,552,432
Nasdaq-100® Structured Alt Protection ETF®—December	—	1,410,467
Russell 2000® Structured Alt Protection ETF®—January	—	—

www.calamos.com

Notes to Financial Statements (Unaudited)

FUND	COST OF IN-KIND PURCHASES	PROCEEDS FROM IN-KIND SALES
Russell 2000® Structured Alt Protection ETF®—July	$—	$11,087,649
Russell 2000® Structured Alt Protection ETF®—October	—	2,087,079
Bitcoin Structured Alt Protection ETF®—January	—	—

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2025 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Antetokounmpo Global Sustainable Equities ETF	$11,131,339	$2,740,463	$(490,012)	$2,250,451
Convertible Equity Alternative ETF	12,525,525	1,991,667	(129,949)	1,861,718
CEF Income & Arbitrage ETF	17,468,625	988,567	(173,999)	814,568
Alternative Nasdaq® & Bond ETF	5,677,362	78,872	(85,900)	(7,028)
Laddered S&P 500® Structured Alt Protection ETF®	46,435,935	544,562	0	544,562
S&P 500® Structured Alt Protection ETF®—January	18,778,280	394,774	(232,671)	162,103
S&P 500® Structured Alt Protection ETF®—May	64,213,880	9,602,057	(7,143,780)	2,458,277
S&P 500® Structured Alt Protection ETF®—July	36,268,536	3,497,701	(1,845,835)	1,651,866
S&P 500® Structured Alt Protection ETF®—August	40,381,005	4,403,399	(3,051,954)	1,351,445
S&P 500® Structured Alt Protection ETF®—September	27,893,558	2,443,472	(1,603,591)	839,881
S&P 500® Structured Alt Protection ETF®—October	20,996,932	979,444	(779,368)	200,076
S&P 500® Structured Alt Protection ETF®—November	20,129,703	968,141	(682,156)	285,985
S&P 500® Structured Alt Protection ETF®—December	44,572,560	580,487	(146,161)	434,326
Nasdaq-100® Structured Alt Protection ETF®—June	33,900,542	3,453,593	(2,866,573)	587,020
Nasdaq-100® Structured Alt Protection ETF®—September	29,572,153	2,709,765	(2,807,436)	(97,671)
Nasdaq-100® Structured Alt Protection ETF®—December	33,798,792	832,419	(493,079)	339,340
Russell 2000® Structured Alt Protection ETF®—January	36,498,840	1,209,620	(813,663)	395,957
Russell 2000® Structured Alt Protection ETF®—July	48,371,397	5,812,357	(3,211,744)	2,600,613
Russell 2000® Structured Alt Protection ETF®—October	29,183,700	1,058,085	(710,138)	347,947
Bitcoin Structured Alt Protection ETF®—January	41,255,193	19,302	(71,196)	(51,894)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in each Fund's most recent annual report.

The tax character of distributions for the period ended January 31, 2025 will be determined at the end of each Fund's current fiscal year. Distributions during the fiscal period ended July 31, 2024 were characterized for federal income tax purposes as follows:

	YEAR ENDED JULY 31, 2024
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Antetokounmpo Global Sustainable Equities ETF	$100,956	$—	$—
Convertible Equity Alternative ETF	142,447	—	—
CEF Income & Arbitrage ETF	252,902	—	—
Alternative Nasdaq® & Bond ETF	21,565	—	—
S&P 500® Structured Alt Protection ETF®—May	—	—	—
S&P 500® Structured Alt Protection ETF®—July	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	—	—
Russell 2000® Structured Alt Protection ETF®—July	—	—	—

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

As of July 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF	CONVERTIBLE EQUITY ALTERNATIVE ETF	CEF INCOME & ARBITRAGE ETF	ALTERNATIVE NASDAQ® & BOND ETF
Undistributed ordinary income	$68,579	$—	$114,261	$6,398
Undistributed capital gains	—	—	—	—
Total undistributed earnings	68,579	—	114,261	6,398
Accumulated capital and other losses	(71,497)	(318,768)	—	(637)
Net unrealized gains/(losses)	1,941,785	316,614	704,977	58,306
Total accumulated earnings/(losses)	1,938,867	(2,154)	819,238	64,067
Other	—	—	—	—
Paid-in-capital	9,845,629	8,216,299	12,308,263	1,242,791
Net assets applicable to common shareholders	$11,784,496	$8,214,145	$13,127,501	$1,306,858
	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY
Undistributed ordinary income	$—	$—	$—	$—
Undistributed capital gains	—	—	—	—
Total undistributed earnings	—	—	—	—
Accumulated capital and other losses	—	(2,664)	—	(12,858)
Net unrealized gains/(losses)	2,461,273	268,057	624,988	1,475,211
Total accumulated earnings/(losses)	2,461,273	265,393	624,988	1,462,353
Other	—	—	—	—
Paid-in-capital	105,342,040	30,082,988	64,225,133	54,314,766
Net assets applicable to common shareholders	$107,803,313	$30,348,381	$64,850,121	$55,777,119

The following Funds had capital loss carryforwards for the year ended July 31, 2024, with no expiration date, available to offset future realized capital gains:

FUND	SHORT-TERM	LONG-TERM
Antetokounmpo Global Sustainable Equities ETF	$66,343	$5,154
Convertible Equity Alternative ETF	318,768	—
CEF Income & Arbitrage ETF	—	—
Alternative Nasdaq® & Bond ETF	637	—
S&P 500® Structured Alt Protection ETF®—May	—	—
S&P 500® Structured Alt Protection ETF®—July	2,664	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	—
Russell 2000® Structured Alt Protection ETF®—July	12,858	—

Note 5 – Derivative Instruments

Digital Assets Risk. The Bitcoin Structured Alt Protection ETF® may engage option transactions that reference the price performance of one or more underlying exchange-traded products ("Underlying ETPs") which, in turn, own bitcoin and/or one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index"). The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

www.calamos.com

Notes to Financial Statements (Unaudited)

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Certain Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

Certain Funds may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Fund shares, a Fund's NAV and, in turn, the share price of a Fund, could be negatively impacted. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

As of January 31, 2025, the Funds had outstanding derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	ALTERNATIVE NASDAQ® & BOND ETF
Gross amounts at fair value:
Purchased Options(1)	$682,706	$—
	$682,706	$—

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Purchased Options(1)	$19,871,385	$—
Written Options(2)	—	931,002
	$19,871,385	$931,002
	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
Gross amounts at fair value:
Purchased Options(1)	$73,959,236	$—
Written Options(2)	—	7,287,079
	$73,959,236	$7,287,079
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Purchased Options(1)	$39,964,657	$—
Written Option(2)	—	2,044,255
	$39,964,657	$2,044,255
	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST
Gross amounts at fair value:
Purchased Options(1)	$44,101,750	$—
Written Options(2)	—	2,369,300
	$44,101,750	$2,369,300
	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
Gross amounts at fair value:
Purchased Options(1)	$30,296,088	$—
Written Option(2)	—	1,562,649
	$30,296,088	$1,562,649
	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Gross amounts at fair value:
Purchased Options(1)	$22,322,657	$—
Written Options(2)	—	1,125,649
	$22,322,657	$1,125,649
	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER
Gross amounts at fair value:
Purchased Options(1)	$21,654,245	$—
Written Option(2)	—	1,238,557
	$21,654,245	$1,238,557

www.calamos.com

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER
Gross amounts at fair value:
Purchased Options(1)	$46,220,056	$—
Written Options(2)	—	1,213,170
	$46,220,056	$1,213,170
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE
Gross amounts at fair value:
Purchased Options(1)	$37,668,060	$—
Written Options(2)	—	3,180,498
	$37,668,060	$3,180,498
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
Gross amounts at fair value:
Purchased Options(1)	$32,007,752	$—
Written Options(2)	—	2,533,270
	$32,007,752	$2,533,270
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER
Gross amounts at fair value:
Purchased Options(1)	$36,180,458	$—
Written Options(2)	—	2,042,326
	$36,180,458	$2,042,326
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Purchased Options(1)	$39,183,169	$—
Written Options(2)	—	2,288,372
	$39,183,169	$2,288,372
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Purchased Options(1)	$54,270,072	$—
Written Option(2)	—	3,298,062
	$54,270,072	$3,298,062
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Gross amounts at fair value:
Purchased Options(1)	$31,054,849	$—
Written Option(2)	—	1,523,202
	$31,054,849	$1,523,202

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Purchased Options(1)	$10,060,896	$—
Written Options(2)	—	8,434,863
	$10,060,896	$8,434,863

For the period ended January 31, 2025, the volume of derivative activity for the Fund is reflected below:*

FUND	PURCHASED OPTIONS(1)	WRITTEN OPTIONS(2)
Antetokounmpo Global Sustainable Equities ETF	—	—
Convertible Equity Alternative ETF	—	—
CEF Income & Arbitrage ETF	—	—
Alternative Nasdaq® & Bond ETF	415	—
Laddered S&P 500® Structured Alt Protection ETF®	—	—
S&P 500® Structured Alt Protection ETF®—January	640	320
S&P 500® Structured Alt Protection ETF®—May	312	156
S&P 500® Structured Alt Protection ETF®—July	352	176
S&P 500® Structured Alt Protection ETF®—August	1,628	814
S&P 500® Structured Alt Protection ETF®—September	1,012	506
S&P 500® Structured Alt Protection ETF®—October	1,034	517
S&P 500® Structured Alt Protection ETF®—November	792	396
S&P 500® Structured Alt Protection ETF®—December	1,480	740
Nasdaq-100® Structured Alt Protection ETF®—June	78	39
Nasdaq-100® Structured Alt Protection ETF®—September	2,106	1,053
Nasdaq-100® Structured Alt Protection ETF®—December	1,368	684
Russell 2000® Structured Alt Protection ETF®—January	3,304	1,652
Russell 2000® Structured Alt Protection ETF®—July	300	150
Russell 2000® Structured Alt Protection ETF®—October	2,800	1,400
Bitcoin Structured Alt Protection ETF®—January	1,683	1,683

*  Activity during the period is measured by opened number of contracts for options purchased or written.

(1)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(2)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

Note 6 – Securities Lending

SROI, CVRT, CCEF, and CANQ may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset (Investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an

www.calamos.com

Notes to Financial Statements (Unaudited)

attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as January 31, 2025.

	AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Convertible Equity Alternative ETF	$1,862,749	$—	$1,862,749	$649,798	$1,156,616	$1,806,414	$56,335

Note 7 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of a Fund's investments.

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$13,381,790	$—	$—	$13,381,790
Total	$13,381,790	$—	$—	$13,381,790
	CONVERTIBLE EQUITY ALTERNATIVE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$9,415,026	$—	$9,415,026
Convertible Preferred Stocks	3,003,449	106,019	—	3,109,468
Investment of Cash Collateral For Securities Loaned	—	1,862,749	—	1,862,749
Total	$3,003,449	$11,383,794	$—	$14,387,243

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	CEF INCOME & ARBITRAGE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$18,283,193	$—	$—	$18,283,193
Total	$18,283,193	$—	$—	$18,283,193
	ALTERNATIVE NASDAQ® & BOND ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$4,987,628	$—	$—	$4,987,628
Purchased Options	—	682,706	—	682,706
Total	$4,987,628	$682,706	$—	$5,670,334
	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$46,980,497	$—	$—	$46,980,497
Total	$46,980,497	$—	$—	$46,980,497
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$19,871,385	$—	$19,871,385
Total	$—	$19,871,385	$—	$19,871,385
Liabilities:
Written Option	$—	$931,002	$—	$931,002
Total	$—	$931,002	$—	$931,002
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$73,959,236	$—	$73,959,236
Total	$—	$73,959,236	$—	$73,959,236
Liabilities:
Written Option	$—	$7,287,079	$—	$7,287,079
Total	$—	$7,287,079	$—	$7,287,079
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$39,964,657	$—	$39,964,657
Total	$—	$39,964,657	$—	$39,964,657
Liabilities:
Written Option	$—	$2,044,255	$—	$2,044,255
Total	$—	$2,044,255	$—	$2,044,255

www.calamos.com

Notes to Financial Statements (Unaudited)

	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$44,101,750	$—	$44,101,750
Total	$—	$44,101,750	$—	$44,101,750
Liabilities:
Written Option	$—	$2,369,300	$—	$2,369,300
Total	$—	$2,369,300	$—	$2,369,300
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$30,296,088	$—	$30,296,088
Total	$—	$30,296,088	$—	$30,296,088
Liabilities:
Written Option	$—	$1,562,649	$—	$1,562,649
Total	$—	$1,562,649	$—	$1,562,649
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$22,322,657	$—	$22,322,657
Total	$—	$22,322,657	$—	$22,322,657
Liabilities:
Written Option	$—	$1,125,649	$—	$1,125,649
Total	$—	$1,125,649	$—	$1,125,649
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$21,654,245	$—	$21,654,245
Total	$—	$21,654,245	$—	$21,654,245
Liabilities:
Written Option	$—	$1,238,557	$—	$1,238,557
Total	$—	$1,238,557	$—	$1,238,557
	CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$46,220,056	$—	$46,220,056
Total	$—	$46,220,056	$—	$46,220,056
Liabilities:
Written Option	$—	$1,213,170	$—	$1,213,170
Total	$—	$1,213,170	$—	$1,213,170

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$37,668,060	$—	$37,668,060
Total	$—	$37,668,060	$—	$37,668,060
Liabilities:
Written Option	$—	$3,180,498	$—	$3,180,498
Total	$—	$3,180,498	$—	$3,180,498
	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$32,007,752	$—	$32,007,752
Total	$—	$32,007,752	$—	$32,007,752
Liabilities:
Written Option	$—	$2,533,270	$—	$2,533,270
Total	$—	$2,533,270	$—	$2,533,270
	CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$36,180,458	$—	$36,180,458
Total	$—	$36,180,458	$—	$36,180,458
Liabilities:
Written Option	$—	$2,042,326	$—	$2,042,326
Total	$—	$2,042,326	$—	$2,042,326
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$39,183,169	$—	$39,183,169
Total	$—	$39,183,169	$—	$39,183,169
Liabilities:
Written Option	$—	$2,288,372	$—	$2,288,372
Total	$—	$2,288,372	$—	$2,288,372
	CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$54,270,072	$—	$54,270,072
Total	$—	$54,270,072	$—	$54,270,072
Liabilities:
Written Option	$—	$3,298,062	$—	$3,298,062
Total	$—	$3,298,062	$—	$3,298,062

www.calamos.com

Notes to Financial Statements (Unaudited)

	CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$31,054,849	$—	$31,054,849
Total	$—	$31,054,849	$—	$31,054,849
Liabilities:
Written Option	$—	$1,523,202	$—	$1,523,202
Total	$—	$1,523,202	$—	$1,523,202
	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$39,577,266	$—	$39,577,266
Purchased Option	—	10,060,896	—	10,060,896
Total	$—	$49,638,162	$—	$49,638,162
Liabilities:
Written Option	$—	$8,434,863	$—	$8,434,863
Total	$—	$8,434,863	$—	$8,434,863

Note 8 – Creation and Redemption Transactions

Each Fund offers and issues shares at NAV only in aggregations of a specified number of shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Funds are listed and principally trade on the NYSE Arca, Inc., the Nasdaq Stock Market LLC, or the CBOE BZX Exchange, Inc. (each, an "Exchange"). Shares trade on the Exchange at market prices that may be below, at, or above NAV. Unlike mutual funds, Fund shares are not individually redeemable securities. Rather, each Fund issues and redeems shares on a continuous basis at NAV, typically in creation units (each, a "Creation Unit"). In the event of the liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit. Financial entities known as "authorized participants" have contractual arrangements with each Fund or the Distributor to purchase and redeem Fund shares directly with such Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund's NAV. Fund shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund shares deposits with such Fund a "basket" of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund shares for a basket of securities and other assets. The basket is generally representative of a Fund's portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act ("Rule 6c-11"), a Fund may utilize baskets that are not representative of the Fund's portfolio. Such "custom baskets" are discussed in each Fund's Statement of Additional Information in the section entitled "Creation and Redemption of Creation Units". Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos ETF Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos ETF Trust comprising the Calamos Antetokounmpo Global Sustainable Equities ETF, Calamos Convertible Equity Alternative ETF, Calamos CEF Income & Arbitrage ETF, Calamos Alternative Nasdaq® & Bond ETF, Calamos Laddered S&P 500® Structured Alt Protection ETF®, Calamos S&P 500® Structured Alt Protection ETF®—January, Calamos S&P 500® Structured Alt Protection ETF®—May, Calamos S&P 500® Structured Alt Protection ETF®—July, Calamos S&P 500® Structured Alt Protection ETF®—August, Calamos S&P 500® Structured Alt Protection ETF®—September, Calamos S&P 500® Structured Alt Protection ETF®—October, Calamos S&P 500® Structured Alt Protection ETF®—November, Calamos S&P 500® Structured Alt Protection ETF®—December, Calamos Nasdaq-100® Structured Alt Protection ETF®—June, Calamos Nasdaq-100® Structured Alt Protection ETF®—September, Calamos Nasdaq-100® Structured Alt Protection ETF®—December, Calamos Russell 2000® Structured Alt Protection ETF®—January, Calamos Russell 2000® Structured Alt Protection ETF®—July, Calamos Russell 2000® Structured Alt Protection ETF®—October, and Calamos Bitcoin Structured Alt Protection ETF®—January, (collectively, the "Funds") as of January 31, 2025; the related statements of operations, changes in net assets, and the financial highlights for each of the periods listed in appendix A; and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated September 19, 2024, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Individual Fund Comprising the Calamos ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Calamos Antetokounmpo Global Sustainable Equities ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and the period from February 3, 2023 (Commencement of Operations) through July 31, 2023
Calamos Convertible Equity Alternative ETF	For the period from October 4, 2023 (Commencement of Operations) through July 31, 2024
Calamos CEF Income & Arbitrage ETF	For the period from January 16, 2024 (Commencement of Operations) through July 31, 2024
Calamos Alternative Nasdaq® & Bond ETF	For the period from February 13, 2024 (Commencement of Operations) through July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF®—May	For the period from May 1, 2024 (Commencement of Operations) through July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF®—July	For the period from July 1, 2024 (Commencement of Operations) through July 31, 2024
Calamos Nasdaq-100® Structured Alt Protection ETF®—June	For the period from June 3, 2024 (Commencement of Operations) through July 31, 2024
Calamos Russell 2000® Structured Alt Protection ETF®—July	For the period from July 1, 2024 (Commencement of Operations) through July 31, 2024

Basis for Review Results

This interim financial information is the responsibility of the Funds' management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

www.calamos.com

Report of Independent Registered Public Accounting Firm

We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

March 25, 2025

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

Appendix A

Individual Fund Comprising the Calamos ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Calamos Antetokounmpo Global Sustainable Equities ETF	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the year ended July 31, 2024	For the six months ended January 31, 2025, the year ended July 31, 2024, and the period from February 3, 2023 (Commencement of Operations) through July 31, 2023
Calamos Convertible Equity Alternative ETF	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from October 4, 2023 (Commencement of Operations) through July 31, 2024
Calamos CEF Income & Arbitrage ETF	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from January 16, 2024 (Commencement of Operations) through July 31, 2024
Calamos Alternative Nasdaq® & Bond ETF	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from February 13, 2024 (Commencement of Operations) through July 31, 2024
Calamos Laddered S&P 500® Structured Alt Protection ETF®	For the period from September 9, 2024 (Commencement of Operations) through January 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—January	For the period from January 2, 2025 (Commencement of Operations) through January 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—May	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from May 1, 2024 (Commencement of Operations) through July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF®—July	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from July 1, 2024 (Commencement of Operations) through July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF®—August	For the period from August 1, 2024 (Commencement of Operations) through January 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—September	For the period from September 3, 2024 (Commencement of Operations) through January 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—October	For the period from October 1, 2024 (Commencement of Operations) through January 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—November	For the period from November 1, 2024 (Commencement of Operations) through January 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—December	For the period from December 2, 2024 (Commencement of Operations) through January 31, 2025
Calamos Nasdaq 100® Structured Alt Protection ETF®—June	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from June 3, 2024 (Commencement of Operations) through July 31, 2024
Calamos Nasdaq-100® Structured Alt Protection ETF®—September	For the period from September 3, 2024 (Commencement of Operations) through January 31, 2025
Calamos Nasdaq-100® Structured Alt Protection ETF®—December	For the period from December 2, 2024 (Commencement of Operations) through January 31, 2025
Calamos Russell 2000® Structured Alt Protection ETF®—January	For the period from January 2, 2025 (Commencement of Operations) through January 31, 2025

www.calamos.com

Report of Independent Registered Public Accounting Firm

Appendix A (continued)

Individual Fund Comprising the Calamos ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Calamos Russell 2000® Structured Alt Protection ETF®—July	For the six months ended January 31, 2025	For the six months ended January 31, 2025, and the period from July 1, 2024 (Commencement of Operations) through July 31, 2024
Calamos Russell 2000® Structured Alt Protection ETF®—October	For the period from October 1, 2024 (Commencement of Operations) through January 31, 2025
Calamos Bitcoin Structured Alt Protection ETF®—January	For the period from January 22, 2025 (Commencement of Operations) through January 31, 2025

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its new series, Calamos Laddered S&P 500® Structured Alt Protection ETF® (the "New Fund") oversees the management of the New Fund, and, as required by law, determines whether to approve or (annually thereafter) continue the New Fund's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the New Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for the New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and the New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on August 12, 2024,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to the New Fund through September 1, 2025, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreement with respect to the New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by the New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with the New Fund, (iv) whether economies of scale may be realized as the New Fund grows and whether potential economies may be shared, in some measure, with the New Fund's investors; and (v) other benefits to the Adviser from their relationship with the New Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to the New Fund took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Fund; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to the New Fund. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Fund were appropriate and consistent with the management agreement and that the New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Funds. Because the New Fund had not yet commenced operations, the Board did not consider the investment performance of the New Fund.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of the New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group. The Board considered that the New Fund's estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of the New Fund's Expense Group. The Board also took into consideration that the proposed management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative

*  The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

services proposed to be rendered by the Adviser to the New Fund. Lastly, the Board considered the Adviser's confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to the New Fund, it may share the benefits of such economies of scale with the New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to the New Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Fund's investment manager, respectively, and of the Adviser and its affiliates in their relationships with the New Fund, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with the New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with the New Fund in ways other than the proposed fees payable by the New Fund, the New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with the New Fund and the proposed fees payable by the New Fund.

In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to the New Fund was, and its approval would be, in the best interest of the New Fund and its prospective shareholders.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its new series, Calamos S&P 500® Structured Alt Protection ETF®—September (the "New Fund"), oversees the management of the New Fund, and, as required by law, determines whether to approve or (annually thereafter) continue the New Fund's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the New Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for the New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and the New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on March 28, 2024 based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to the New Fund through September 1, 2025, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreement with respect to the New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by the New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with the New Fund, (iv) whether economies of scale may be realized as the New Fund grows and whether potential economies may be shared, in some measure, with the New Fund's investors; and (v) other benefits to the Adviser from its relationship with the New Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to the New Fund took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Fund; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to the New Fund. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Fund were appropriate and consistent with the management agreement and that the New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Fund. Because the New Fund had not yet commenced operations, the Board did not consider the investment performance of the New Fund.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of the New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group. The Board considered that the New Fund's estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of the New Fund's Expense Group. The Board also took into consideration that the proposed management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to the New Fund. Lastly, the Board considered the Adviser's confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to the New Fund, it may share the benefits of such economies of scale with the New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to the New Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Fund's investment manager and of the Adviser and its affiliates in their relationships with the New Fund as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with the New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with the New Fund in ways other than the proposed fees payable by the New Fund, the New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with the New Fund and the proposed fees payable by the New Fund.

In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to the New Fund was, and its approval would be, in the best interest of the New Fund and its prospective shareholders.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its new series, Calamos S&P 500® Structured Alt Protection ETF®—October, Calamos S&P 500® Structured Alt Protection ETF®—November, Calamos S&P 500® Structured Alt Protection ETF®—December, Calamos S&P 500® Structured Alt Protection ETF®—January, and Calamos S&P 500® Structured Alt Protection ETF®—February (each, a "New Fund" and, together, the "New Funds"), oversees the management of the New Funds, and, as required by law, determines whether to approve or (annually thereafter) continue each New Fund's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for such New Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for each New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on August 12, 2024,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to each New Fund through September 1, 2025, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreement with respect to each New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by each New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with each New Fund, (iv) whether economies of scale may be realized as each New Fund grows and whether potential economies may be shared, in some measure, with each New Fund's investors; and (v) other benefits to the Adviser from their relationship with each New Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to each New Fund took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing each New Fund; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to each New Fund. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to each New Fund were appropriate and consistent with the management agreement and that each New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Funds. Because the New Funds had not yet commenced operations, the Board did not consider the investment performance of the New Funds.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of each New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group.

*  The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board considered that each New Fund's estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of each New Fund's Expense Group. The Board also took into consideration that the proposed management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to each New Fund. Lastly, the Board considered the Adviser's confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to each New Fund, it may share the benefits of such economies of scale with each New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to each New Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as each New Fund's investment manager, respectively, and of the Adviser and its affiliates in their relationships with each New Fund, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with each New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with each New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with each New Fund in ways other than the proposed fees payable by each New Fund, each New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with each New Fund and the proposed fees payable by each New Fund.

In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to each New Fund was, and its approval would be, in the best interest of each New Fund and its prospective shareholders.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its new series, Calamos Nasdaq-100 Structured Alt Protection ETF®—September and Calamos Nasdaq-100 Structured Alt Protection ETF®—December (each, a "New Fund" and, together, the "New Funds"), oversees the management of the New Funds, and, as required by law, determines whether to approve or (annually thereafter) continue each New Fund's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for such New Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for each New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on March 28, 2024 based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to each New Fund through September 1, 2025, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreement with respect to each New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by each New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with each New Fund, (iv) whether economies of scale may be realized as each New Fund grows and whether potential economies may be shared, in some measure, with each New Fund's investors; and (v) other benefits to the Adviser from their relationship with each New Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to each New Fund took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing each New Fund; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to each New Fund. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to each New Fund were appropriate and consistent with the management agreement and that each New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Funds. Because the New Funds had not yet commenced operations, the Board did not consider the investment performance of the New Funds.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of each New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group. The Board considered that each New Fund's estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of each New Fund's Expense Group. The Board also took into consideration that the proposed management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to each New Fund. Lastly, the Board considered the Adviser's

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to each New Fund, it may share the benefits of such economies of scale with each New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to each New Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as each New Fund's investment manager, respectively, and of the Adviser and its affiliates in their relationships with each New Fund, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with each New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with each New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with each New Fund in ways other than the proposed fees payable by each New Fund, each New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with each New Fund and the proposed fees payable by each New Fund.

In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to each New Fund was, and its approval would be, in the best interest of each New Fund and its prospective shareholders.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its new series, Calamos Russell 2000 Structured Alt Protection ETF®—October and Calamos Russell 2000 Structured Alt Protection ETF®—January (each, a "New Fund" and, together, the "New Funds"), oversees the management of the New Funds, and, as required by law, determines whether to approve or (annually thereafter) continue each New Fund's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for such New Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for each New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on May 13, 2024,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to each New Fund through September 1, 2025, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreement with respect to each New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by each New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with each New Fund, (iv) whether economies of scale may be realized as each New Fund grows and whether potential economies may be shared, in some measure, with each New Fund's investors; and (v) other benefits to the Adviser from their relationship with each New Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to each New Fund took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing each New Fund; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to each New Fund. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to each New Fund were appropriate and consistent with the management agreement and that each New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Funds. Because the New Funds had not yet commenced operations, the Board did not consider the investment performance of the New Funds.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of each New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group. The Board considered that each New Fund's estimated total net expense ratio and proposed management fee rate are both

*  The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

lower than the respective medians of each New Fund's Expense Group. The Board also took into consideration that the proposed management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to each New Fund. Lastly, the Board considered the Adviser's confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to each New Fund, it may share the benefits of such economies of scale with each New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to each New Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as each New Fund's investment manager, respectively, and of the Adviser and its affiliates in their relationships with each New Fund, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with each New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with each New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with each New Fund in ways other than the proposed fees payable by each New Fund, each New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with each New Fund and the proposed fees payable by each New Fund.

In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to each New Fund was, and its approval would be, in the best interest of each New Fund and its prospective shareholders.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its new series, Calamos Bitcoin Structured Alt Protection ETF®—January (the "New Fund"), oversees the management of the New Fund, and, as required by law, determines whether to approve or (annually thereafter) continue the New Fund's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for such New Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for the New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and the New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on September 20, 2024,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to the New Fund through September 1, 2026, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreement with respect to the New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by the New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with the New Fund, (iv) whether economies of scale may be realized as the New Fund grows and whether potential economies may be shared, in some measure, with the New Fund's investors; and (v) other benefits to the Adviser from their relationship with the New Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to the New Fund took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Fund; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to the New Fund. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Fund were appropriate and consistent with the management agreement and that the New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Fund. Because the New Fund had not yet commenced operations, the Board did not consider the investment performance of the New Fund.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of the New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group. The Board considered that the New Fund's estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of the New Fund's Expense Group. The Board also took into consideration that the proposed

*  The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to the New Fund. Lastly, the Board considered the Adviser's confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to the New Fund, it may share the benefits of such economies of scale with the New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to the New Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Fund's investment manager, respectively, and of the Adviser and its affiliates in their relationships with the New Fund, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with the New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with the New Fund in ways other than the proposed fees payable by the New Fund, the New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with the New Fund and the proposed fees payable by the New Fund.

In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to the New Fund was, and its approval would be, in the best interest of the New Fund and its prospective shareholders.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees for the period covered by the report was $120,764 for services provided to the Calamos ETF Trust. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos ETF Trust, does not receive remuneration for services provided to the Calamos ETF Trust.

2.           Not applicable.

3.           Mark J. Mickey, Chief Compliance Officer of the Calamos ETF Trust, is the only officer who receives compensation from the Calamos ETF Trust. During the period covered by the report, Mr. Mickey was paid $8,552 for services provided to the Calamos ETF Trust.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics - Not applicable for this semiannual report.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 27, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 27, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	March 27, 2025